UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA INCOME FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2011


[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA INCOME FUND]

 ============================================================

       SEMIANNUAL REPORT
       USAA INCOME FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2011

 ============================================================

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

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FUND OBJECTIVE

MAXIMUM CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

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TYPES OF INVESTMENTS

Invests primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

    Portfolio of Investments                                                  21

    Notes to Portfolio of Investments                                         42

    Financial Statements                                                      47

    Notes to Financial Statements                                             50

EXPENSE EXAMPLE                                                               66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"ALTHOUGH I AGREE THAT STATE AND LOCAL
GOVERNMENTS ARE UNDER FINANCIAL STRESS,            [PHOTO OF DANIEL S. McNAMARA]
I DO NOT BELIEVE WE WILL SEE MASSIVE
MUNICIPAL BOND DEFAULTS."

--------------------------------------------------------------------------------

FEBRUARY 2011

We witnessed a significant shift in market sentiment during the six-month reporting period. At the beginning of August, many observers were worried about the strength and sustainability of the economic recovery. Some even feared a double-dip recession as the effects of the federal government's fiscal stimulus faded. At the same time, it was widely expected that the Federal Reserve (the
Fed) would compound economic problems by reversing its earlier monetary accommodations (the Fed's balance sheet had expanded as a result of its quantitative easing programs).

To ease these fears, Fed chairman Ben Bernanke strongly hinted in a late August speech that a new round of quantitative easing, known as "QE2", was on the way. As investors speculated about the size and scope of QE2, higher-risk assets, such as stocks, corporate bonds and high-yield securities, generally rallied and fears of recession faded. The rally continued through the mid-term elections. The result--a divided Congress--seemed to herald a period of greater bipartisanship and was followed by a productive lame duck session culminating in the extension of the Bush-era tax cuts.

After the November election, the Fed announced the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Surprisingly, U.S. Treasury prices fell (and yields climbed) as investors continued to reallocate their portfolios into higher-risk assets. Generally speaking, the more risk investors took, the better their returns. Many U.S. stocks, for instance, posted double-digit gains.

Investors' preference for higher-risk securities was also supported by better-than-expected corporate earnings. Market volatility declined as optimism grew about the economic outlook. In spite of high unemployment and modest consumer spending, the U.S. economy expanded at an annualized rate of 3.2% during the fourth quarter, up from 2.6% in the third quarter.

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2  | USAA INCOME FUND

================================================================================

Although I was pleased with the performance of USAA's family of no-load mutual funds during the six months, the financial markets face long-term economic headwinds as consumers continue rebuilding their balance sheets despite weak employment growth and the fragile housing market. In addition, the European Union's (EU) fiscal challenges are far from over. The EU has yet to find a sustainable balance between the painful effects of austerity on its weaker economies and the damaging effects of emerging inflationary pressures on its stronger economies.

Meanwhile, in the U.S., there have been several negative media reports about tax-exempt municipal credit quality, which in my view contributed to a decline in the tax-exempt bond market overall. Although I agree that state and local governments are under financial stress, I do not believe we will see massive municipal bond defaults. Many governments are making the tough choices necessary to address their budget problems. In some cases, this may require austerity measures (higher taxes and reduced services). Even so, I believe that issuers of investment-grade municipals have the ability to continue making payments on their debt. In addition, municipal finances generally improve (with a lag) after the economy recovers. Nevertheless, USAA's municipal bond team will remain vigilant for potential credit problems.

In this environment, I urge you to make all your investment decisions based on your time horizon, risk tolerance and financial goals. If you would like to refine your investment strategy, please call one of our USAA service representatives. They would be happy to review your plan and help you rebalance your portfolio, if necessary.

On behalf of everyone here at USAA Investment Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGER'S COMMENTARY ON THE FUND

MARGARET "DIDI" WEINBLATT, Ph.D., CFA
USAA Investment Management Company          [PHOTO OF MARGARET "DIDI" WEINBLATT]

--------------------------------------------------------------------------------

o   HOW DID THE USAA INCOME FUND (THE FUND SHARES) PERFORM?

    The Fund Shares provided a total return of 1.96% for the six-month period ended January 31, 2011. This compares to returns of 0.95% for the Lipper Corporate Debt Funds A Rated Index, 1.10% for the Lipper Corporate Debt Funds A Rated Average, and 0.20% for the Barclays Capital U.S. Aggregate Bond Index.

    As of January 31, 2011, the Fund Shares' 12-month dividend yield was 4.37%, compared to 3.82% for the Lipper Corporate Debt Funds A Rated Average.

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    During the reporting period, and in a complete reversal of the 2008-2009 flight to safety, "spread sectors" (that is, non-U.S. Treasury sectors such as corporate bonds) outperformed U.S. Treasury securities. In fact, the sectors that previously suffered the steepest declines posted the largest gains. The strongest outperformers were real estate backed

    Refer to page 13 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA INCOME FUND

================================================================================

                      o 10-YEAR BBB-RATED CORPORATE BOND o
                               SPREADS TO TREASURY

        [CHART OF 10-YEAR BBB-RATED CORPORATE BOND SPREADS TO TREASURY]

                                               BBB ALL 10 YR FITTED
                                         OFF-THE-RUN TREASURY CURVE SPREAD
  1/2/2002                                            205.982
  1/3/2002                                            202.338
  1/7/2002                                            201.760
  1/8/2002                                            201.931
  1/9/2002                                            200.373
 1/10/2002                                            201.546
 1/11/2002                                            205.558
 1/14/2002                                            204.474
 1/15/2002                                            206.194
 1/16/2002                                            207.670
 1/17/2002                                            210.167
 1/18/2002                                            211.239
 1/22/2002                                            211.173
 1/23/2002                                            212.319
 1/24/2002                                            211.730
 1/25/2002                                            211.649
 1/28/2002                                            212.196
 1/29/2002                                            214.212
 1/30/2002                                            214.756
 1/31/2002                                            211.568
  2/1/2002                                            214.409
  2/4/2002                                            215.677
  2/5/2002                                            223.115
  2/6/2002                                            224.724
  2/7/2002                                            222.539
  2/8/2002                                            221.642
 2/11/2002                                            222.866
 2/12/2002                                            214.760
 2/13/2002                                            213.335
 2/14/2002                                            214.562
 2/15/2002                                            211.115
 2/19/2002                                            213.572
 2/20/2002                                            214.116
 2/21/2002                                            215.994
 2/22/2002                                            213.439
 2/25/2002                                            213.752
 2/26/2002                                            209.383
 2/27/2002                                            209.944
 2/28/2002                                            213.211
  3/1/2002                                            212.561
  3/4/2002                                            212.863
  3/5/2002                                            208.536
  3/6/2002                                            209.850
  3/7/2002                                            204.415
  3/8/2002                                            199.490
 3/11/2002                                            202.269
 3/12/2002                                            203.560
 3/13/2002                                            203.206
 3/14/2002                                            203.236
 3/15/2002                                            203.099
 3/18/2002                                            203.633
 3/19/2002                                            203.581
 3/20/2002                                            203.102
 3/21/2002                                            204.722
 3/22/2002                                            202.351
 3/25/2002                                            200.924
 3/26/2002                                            200.999
 3/27/2002                                            201.926
 3/28/2002                                            198.837
  4/1/2002                                            199.747
  4/2/2002                                            199.090
  4/3/2002                                            199.783
  4/4/2002                                            199.114
  4/5/2002                                            199.934
  4/8/2002                                            199.591
  4/9/2002                                            199.830
 4/10/2002                                            199.866
 4/11/2002                                            200.970
 4/12/2002                                            205.362
 4/15/2002                                            201.606
 4/16/2002                                            200.701
 4/17/2002                                            197.956
 4/18/2002                                            196.907
 4/19/2002                                            196.084
 4/22/2002                                            202.319
 4/23/2002                                            204.161
 4/24/2002                                            214.621
 4/25/2002                                            209.700
 4/26/2002                                            210.417
 4/29/2002                                            220.268
 4/30/2002                                            226.593
  5/1/2002                                            233.442
  5/2/2002                                            229.002
  5/3/2002                                            229.001
  5/6/2002                                            233.286
  5/7/2002                                            237.459
  5/8/2002                                            230.276
  5/9/2002                                            227.005
 5/10/2002                                            214.969
 5/13/2002                                            221.078
 5/14/2002                                            217.795
 5/15/2002                                            212.764
 5/16/2002                                            211.862
 5/17/2002                                            210.974
 5/20/2002                                            214.074
 5/21/2002                                            212.091
 5/22/2002                                            210.708
 5/23/2002                                            204.673
 5/24/2002                                            203.633
 5/28/2002                                            201.147
 5/29/2002                                            198.061
 5/30/2002                                            200.933
 5/31/2002                                            195.005
  6/3/2002                                            194.484
  6/4/2002                                            196.729
  6/5/2002                                            196.122
  6/6/2002                                            195.987
  6/7/2002                                            201.880
 6/10/2002                                            201.678
 6/11/2002                                            201.911
 6/12/2002                                            206.393
 6/13/2002                                            206.920
 6/14/2002                                            199.258
 6/17/2002                                            197.326
 6/18/2002                                            201.547
 6/19/2002                                            200.091
 6/20/2002                                            201.104
 6/21/2002                                            201.391
 6/24/2002                                            206.092
 6/25/2002                                            205.369
 6/26/2002                                            212.371
 6/27/2002                                            214.734
 6/28/2002                                            215.371
  7/1/2002                                            221.278
  7/2/2002                                            227.377
  7/3/2002                                            229.013
  7/5/2002                                            227.051
  7/8/2002                                            226.605
  7/9/2002                                            229.430
 7/10/2002                                            229.836
 7/11/2002                                            239.292
 7/12/2002                                            235.685
 7/15/2002                                            244.573
 7/16/2002                                            248.636
 7/17/2002                                            247.138
 7/18/2002                                            254.203
 7/19/2002                                            265.395
 7/22/2002                                            280.973
 7/23/2002                                            283.111
 7/24/2002                                            338.450
 7/25/2002                                            316.658
 7/26/2002                                            323.593
 7/29/2002                                            326.608
 7/30/2002                                            300.611
 7/31/2002                                            289.565
  8/1/2002                                            280.855
  8/2/2002                                            287.139
  8/5/2002                                            303.064
  8/6/2002                                            296.261
  8/7/2002                                            300.483
  8/8/2002                                            293.459
  8/9/2002                                            294.968
 8/12/2002                                            303.220
 8/13/2002                                            308.936
 8/14/2002                                            303.236
 8/15/2002                                            304.376
 8/16/2002                                            301.687
 8/19/2002                                            298.494
 8/20/2002                                            293.990
 8/21/2002                                            286.215
 8/22/2002                                            274.232
 8/23/2002                                            276.378
 8/26/2002                                            273.879
 8/27/2002                                            269.482
 8/28/2002                                            270.868
 8/29/2002                                            272.090
 8/30/2002                                            263.450
  9/3/2002                                            272.966
  9/4/2002                                            271.388
  9/5/2002                                            273.614
  9/6/2002                                            271.699
  9/9/2002                                            272.292
 9/10/2002                                            267.427
 9/11/2002                                            268.428
 9/12/2002                                            268.048
 9/13/2002                                            269.347
 9/16/2002                                            269.795
 9/17/2002                                            267.984
 9/18/2002                                            268.686
 9/19/2002                                            268.861
 9/20/2002                                            269.778
 9/23/2002                                            283.441
 9/24/2002                                            301.387
 9/25/2002                                            295.463
 9/26/2002                                            296.056
 9/27/2002                                            298.941
 9/30/2002                                            307.816
 10/1/2002                                            307.039
 10/2/2002                                            290.572
 10/3/2002                                            292.061
 10/4/2002                                            300.334
 10/7/2002                                            315.026
 10/8/2002                                            342.896
 10/9/2002                                            350.518
10/10/2002                                            354.423
10/11/2002                                            346.831
10/15/2002                                            345.856
10/16/2002                                            347.251
10/17/2002                                            348.028
10/18/2002                                            349.273
10/21/2002                                            346.588
10/22/2002                                            345.427
10/23/2002                                            350.745
10/24/2002                                            347.702
10/25/2002                                            344.849
10/28/2002                                            341.989
10/29/2002                                            333.774
10/30/2002                                            327.438
10/31/2002                                            304.827
 11/1/2002                                            306.421
 11/4/2002                                            290.900
 11/5/2002                                            284.948
 11/6/2002                                            280.345
 11/7/2002                                            282.519
 11/8/2002                                            289.976
11/12/2002                                            296.677
11/13/2002                                            299.256
11/14/2002                                            283.010
11/15/2002                                            267.350
11/18/2002                                            263.635
11/19/2002                                            261.548
11/20/2002                                            258.693
11/21/2002                                            245.892
11/22/2002                                            244.339
11/25/2002                                            242.437
11/26/2002                                            242.620
11/27/2002                                            219.112
11/29/2002                                            223.185
 12/2/2002                                            222.023
 12/3/2002                                            221.672
 12/4/2002                                            225.354
 12/5/2002                                            227.175
 12/6/2002                                            230.972
 12/9/2002                                            233.146
12/10/2002                                            235.114
12/11/2002                                            236.402
12/12/2002                                            234.085
12/13/2002                                            224.956
12/16/2002                                            221.709
12/17/2002                                            218.749
12/18/2002                                            219.996
12/19/2002                                            222.233
12/20/2002                                            222.438
12/23/2002                                            221.314
12/24/2002                                            224.878
12/26/2002                                            226.154
12/27/2002                                            227.102
12/30/2002                                            229.550
12/31/2002                                            216.253
  1/2/2003                                            209.596
  1/3/2003                                            209.947
  1/6/2003                                            206.213
  1/7/2003                                            203.184
  1/8/2003                                            202.899
  1/9/2003                                            201.708
 1/10/2003                                            201.155
 1/13/2003                                            193.257
 1/14/2003                                            194.578
 1/15/2003                                            195.288
 1/16/2003                                            196.849
 1/17/2003                                            198.646
 1/21/2003                                            200.842
 1/22/2003                                            207.159
 1/23/2003                                            205.342
 1/24/2003                                            205.130
 1/27/2003                                            206.985
 1/28/2003                                            205.809
 1/29/2003                                            203.375
 1/30/2003                                            203.714
 1/31/2003                                            195.685
  2/3/2003                                            194.134
  2/4/2003                                            194.039
  2/5/2003                                            192.579
  2/6/2003                                            192.080
  2/7/2003                                            190.351
 2/10/2003                                            190.254
 2/11/2003                                            189.994
 2/12/2003                                            191.001
 2/13/2003                                            192.477
 2/14/2003                                            192.100
 2/18/2003                                            193.540
 2/19/2003                                            192.764
 2/20/2003                                            192.648
 2/21/2003                                            190.324
 2/24/2003                                            190.256
 2/25/2003                                            189.134
 2/26/2003                                            189.369
 2/27/2003                                            190.046
 2/28/2003                                            183.857
  3/3/2003                                            182.631
  3/4/2003                                            183.210
  3/5/2003                                            183.715
  3/6/2003                                            186.715
  3/7/2003                                            188.785
 3/10/2003                                            188.953
 3/11/2003                                            187.853
 3/12/2003                                            188.763
 3/13/2003                                            185.396
 3/14/2003                                            182.946
 3/17/2003                                            182.574
 3/18/2003                                            181.054
 3/19/2003                                            180.743
 3/20/2003                                            180.850
 3/21/2003                                            179.555
 3/24/2003                                            179.998
 3/25/2003                                            178.413
 3/26/2003                                            174.429
 3/27/2003                                            174.739
 3/28/2003                                            174.659
 3/31/2003                                            173.234
  4/1/2003                                            173.993
  4/2/2003                                            174.642
  4/3/2003                                            172.626
  4/4/2003                                            172.177
  4/7/2003                                            171.305
  4/8/2003                                            172.597
  4/9/2003                                            172.214
 4/10/2003                                            172.660
 4/11/2003                                            172.537
 4/14/2003                                            170.045
 4/15/2003                                            160.526
 4/16/2003                                            158.849
 4/17/2003                                            158.679
 4/21/2003                                            156.106
 4/22/2003                                            154.544
 4/23/2003                                            151.185
 4/24/2003                                            150.941
 4/25/2003                                            151.307
 4/28/2003                                            151.481
 4/29/2003                                            151.125
 4/30/2003                                            142.348
  5/1/2003                                            142.853
  5/2/2003                                            140.531
  5/5/2003                                            139.129
  5/6/2003                                            139.224
  5/7/2003                                            138.045
  5/8/2003                                            138.919
  5/9/2003                                            138.763
 5/12/2003                                            137.837
 5/13/2003                                            139.078
 5/14/2003                                            138.887
 5/15/2003                                            141.294
 5/16/2003                                            142.113
 5/19/2003                                            142.558
 5/20/2003                                            144.196
 5/21/2003                                            142.830
 5/22/2003                                            143.188
 5/23/2003                                            142.163
 5/27/2003                                            144.386
 5/28/2003                                            144.324
 5/29/2003                                            141.234
 5/30/2003                                            136.095
  6/2/2003                                            134.995
  6/3/2003                                            135.393
  6/4/2003                                            135.273
  6/5/2003                                            135.223
  6/6/2003                                            134.038
  6/9/2003                                            131.822
 6/10/2003                                            132.937
 6/11/2003                                            131.720
 6/12/2003                                            132.606
 6/13/2003                                            135.694
 6/16/2003                                            133.417
 6/17/2003                                            131.023
 6/18/2003                                            131.437
 6/19/2003                                            132.684
 6/20/2003                                            133.261
 6/23/2003                                            134.478
 6/24/2003                                            134.464
 6/25/2003                                            133.604
 6/26/2003                                            133.092
 6/27/2003                                            133.749
 6/30/2003                                            134.352
  7/1/2003                                            135.077
  7/2/2003                                            135.960
  7/3/2003                                            136.808
  7/7/2003                                            136.046
  7/8/2003                                            134.485
  7/9/2003                                            133.955
 7/10/2003                                            133.475
 7/11/2003                                            134.054
 7/14/2003                                            133.428
 7/15/2003                                            129.974
 7/16/2003                                            127.409
 7/17/2003                                            126.111
 7/18/2003                                            125.601
 7/21/2003                                            125.186
 7/22/2003                                            125.032
 7/23/2003                                            124.950
 7/24/2003                                            125.950
 7/25/2003                                            125.823
 7/28/2003                                            126.435
 7/29/2003                                            128.385
 7/30/2003                                            127.816
 7/31/2003                                            126.419
  8/1/2003                                            120.581
  8/4/2003                                            123.113
  8/5/2003                                            122.873
  8/6/2003                                            126.706
  8/7/2003                                            126.410
  8/8/2003                                            126.304
 8/11/2003                                            124.613
 8/12/2003                                            124.627
 8/13/2003                                            123.222
 8/14/2003                                            122.226
 8/15/2003                                            131.431
 8/18/2003                                            129.975
 8/19/2003                                            129.946
 8/20/2003                                            128.773
 8/21/2003                                            125.156
  9/3/2003                                            120.242
  9/4/2003                                            120.894
  9/5/2003                                            121.777
  9/8/2003                                            122.749
  9/9/2003                                            122.871
 9/10/2003                                            122.565
 9/11/2003                                            122.007
 9/12/2003                                            121.326
 9/15/2003                                            119.568
 9/16/2003                                            120.990
 9/17/2003                                            118.394
 9/18/2003                                            118.173
 9/19/2003                                            116.664
 9/22/2003                                            119.189
 9/23/2003                                            119.944
 9/24/2003                                            118.086
 9/25/2003                                            116.510
 9/26/2003                                            116.783
 9/29/2003                                            117.672
 9/30/2003                                            115.514
 10/1/2003                                            116.008
 10/2/2003                                            116.574
 10/3/2003                                            117.216
 10/6/2003                                            118.090
 10/7/2003                                            117.974
 10/8/2003                                            117.444
 10/9/2003                                            117.392
10/10/2003                                            117.078
10/14/2003                                            118.369
10/15/2003                                            111.427
10/16/2003                                            107.965
10/17/2003                                            107.958
10/20/2003                                            108.189
10/21/2003                                            107.899
10/22/2003                                            108.554
10/23/2003                                            109.897
10/24/2003                                            110.585
10/27/2003                                            111.234
10/28/2003                                            111.666
10/29/2003                                            111.326
10/30/2003                                            109.420
10/31/2003                                            105.998
 11/3/2003                                            106.009
 11/4/2003                                            106.807
 11/5/2003                                            107.100
 11/6/2003                                            106.533
 11/7/2003                                            105.740
11/10/2003                                            105.560
11/12/2003                                            104.032
11/13/2003                                            105.079
11/14/2003                                            104.423
11/17/2003                                            104.355
11/18/2003                                            103.747
11/19/2003                                            104.439
11/20/2003                                            105.939
11/21/2003                                            105.774
11/24/2003                                            105.544
11/25/2003                                            106.284
11/26/2003                                            104.505
11/28/2003                                            100.252
 12/1/2003                                            100.140
 12/2/2003                                            100.764
 12/3/2003                                            100.952
 12/4/2003                                            101.186
 12/5/2003                                            103.119
 12/8/2003                                            103.304
 12/9/2003                                            103.548
12/10/2003                                            104.628
12/11/2003                                            106.358
12/12/2003                                            106.589
12/15/2003                                            105.858
12/16/2003                                            106.167
12/17/2003                                            104.885
12/18/2003                                            104.250
12/19/2003                                            104.293
12/22/2003                                            104.254
12/23/2003                                            101.602
12/24/2003                                            101.978
12/26/2003                                            103.064
12/29/2003                                            102.603
12/30/2003                                            102.520
12/31/2003                                            102.902
  1/2/2004                                            102.514
  1/5/2004                                            102.833
  1/6/2004                                            102.274
  1/7/2004                                            102.613
  1/8/2004                                            101.800
  1/9/2004                                            102.141
 1/12/2004                                            102.747
 1/13/2004                                            103.952
 1/14/2004                                            102.862
 1/15/2004                                            100.041
 1/16/2004                                             99.168
 1/20/2004                                             99.289
 1/21/2004                                             99.900
 1/22/2004                                             98.719
 1/23/2004                                             98.888
 1/26/2004                                             99.282
 1/27/2004                                            100.597
 1/28/2004                                             99.971
 1/29/2004                                             99.940
 1/30/2004                                             99.291
  2/2/2004                                             99.811
  2/3/2004                                            100.222
  2/4/2004                                            100.530
  2/5/2004                                             99.548
  2/9/2004                                            101.254
 2/10/2004                                            100.503
 2/11/2004                                            100.384
 2/12/2004                                            100.744
 2/17/2004                                             99.844
 2/18/2004                                             99.967
 2/19/2004                                             99.920
 2/20/2004                                             99.646
 2/23/2004                                            100.028
 2/24/2004                                            100.224
 2/25/2004                                            101.242
 2/26/2004                                            101.260
 2/27/2004                                            100.129
  3/1/2004                                            101.133
  3/2/2004                                             99.818
  3/3/2004                                             99.955
  3/4/2004                                             99.954
  3/5/2004                                             99.813
  3/8/2004                                            100.873
  3/9/2004                                            102.046
 3/10/2004                                            102.121
 3/11/2004                                            103.127
 3/12/2004                                            103.294
 3/15/2004                                            104.992
 3/16/2004                                            104.775
 3/17/2004                                            104.898
 3/18/2004                                            104.578
 3/19/2004                                            104.751
 3/22/2004                                            104.977
 3/23/2004                                            105.137
 3/24/2004                                            105.289
 3/25/2004                                            106.179
 3/26/2004                                            105.191
 3/29/2004                                            105.118
 3/30/2004                                            105.288
 3/31/2004                                            105.989
  4/1/2004                                            105.576
  4/2/2004                                            103.996
  4/5/2004                                            103.794
  4/6/2004                                            104.199
  4/7/2004                                            103.572
  4/8/2004                                            103.391
 4/12/2004                                            102.911
 4/13/2004                                            102.204
 4/14/2004                                             99.862
 4/15/2004                                            101.704
 4/16/2004                                            102.452
 4/19/2004                                            101.771
 4/20/2004                                            101.142
 4/21/2004                                            100.816
 4/22/2004                                            101.162
 4/23/2004                                             99.682
 4/26/2004                                             99.560
 4/27/2004                                            100.734
 4/28/2004                                            100.685
 4/29/2004                                            101.780
 4/30/2004                                            102.101
  5/3/2004                                            102.293
  5/4/2004                                            103.121
  5/5/2004                                            103.243
  5/6/2004                                            106.426
  5/7/2004                                            104.185
 5/10/2004                                            106.110
 5/11/2004                                            106.564
 5/12/2004                                            107.683
 5/13/2004                                            108.010
 5/14/2004                                            111.674
 5/17/2004                                            111.635
 5/18/2004                                            111.602
 5/19/2004                                            111.151
 5/20/2004                                            111.068
 5/21/2004                                            110.656
 5/24/2004                                            109.859
 5/25/2004                                            110.343
 5/26/2004                                            110.746
 5/27/2004                                            110.382
 5/28/2004                                            109.078
  6/1/2004                                            111.108
  6/2/2004                                            111.015
  6/3/2004                                            110.814
  6/4/2004                                            111.078
  6/7/2004                                            111.325
  6/8/2004                                            110.847
  6/9/2004                                            110.658
 6/10/2004                                            109.812
 6/15/2004                                            110.847
 6/16/2004                                            110.827
 6/17/2004                                            109.857
 6/18/2004                                            110.005
 6/21/2004                                            109.787
 6/22/2004                                            110.730
 6/23/2004                                            110.124
 6/24/2004                                            110.128
 6/25/2004                                            111.049
 6/28/2004                                            110.103
 6/29/2004                                            109.988
 6/30/2004                                            112.447
  7/1/2004                                            114.636
  7/2/2004                                            114.690
  7/6/2004                                            115.069
  7/7/2004                                            115.292
  7/8/2004                                            115.433
  7/9/2004                                            115.453
 7/12/2004                                            116.886
 7/13/2004                                            114.876
 7/14/2004                                            114.084
 7/15/2004                                            112.038
 7/16/2004                                            112.955
 7/19/2004                                            112.748
 7/20/2004                                            111.514
 7/21/2004                                            111.698
 7/22/2004                                            111.761
 7/23/2004                                            111.522
 7/26/2004                                            111.296
 7/27/2004                                            111.014
 7/28/2004                                            112.309
 7/29/2004                                            111.035
 7/30/2004                                            109.335
  8/2/2004                                            110.559
  8/3/2004                                            110.964
  8/4/2004                                            111.439
  8/5/2004                                            110.876
  8/6/2004                                            112.461
  8/9/2004                                            111.787
 8/10/2004                                            110.529
 8/11/2004                                            111.097
 8/12/2004                                            111.269
 8/13/2004                                            113.489
 8/16/2004                                            114.251
 8/17/2004                                            114.733
 8/18/2004                                            114.514
 8/19/2004                                            114.867
 8/20/2004                                            114.231
 8/23/2004                                            114.204
 8/24/2004                                            113.848
 8/25/2004                                            113.177
 8/26/2004                                            112.641
 8/27/2004                                            112.448
 8/30/2004                                            110.789
 8/31/2004                                            113.125
  9/1/2004                                            113.275
  9/2/2004                                            112.985
  9/3/2004                                            111.854
  9/7/2004                                            112.034
  9/8/2004                                            111.845
  9/9/2004                                            112.202
 9/10/2004                                            112.371
 9/13/2004                                            111.534
 9/14/2004                                            111.380
 9/15/2004                                            110.673
 9/16/2004                                            110.783
 9/17/2004                                            110.477
 9/20/2004                                            110.418
 9/21/2004                                            109.557
 9/22/2004                                            109.674
 9/23/2004                                            108.206
 9/24/2004                                            107.231
 9/27/2004                                            108.025
 9/28/2004                                            108.797
 9/29/2004                                            108.411
 9/30/2004                                            106.557
 10/1/2004                                            106.034
 10/4/2004                                            105.952
 10/5/2004                                            105.996
 10/6/2004                                            105.546
 10/7/2004                                            104.792
 10/8/2004                                            104.761
10/12/2004                                            105.869
10/13/2004                                            105.730
10/14/2004                                            105.700
10/15/2004                                            103.329
10/18/2004                                            104.952
10/19/2004                                            103.955
10/20/2004                                            104.505
10/21/2004                                            104.820
10/22/2004                                            105.716
10/25/2004                                            106.632
10/26/2004                                            106.406
10/27/2004                                            105.952
10/28/2004                                            106.135
10/29/2004                                            104.692
 11/1/2004                                            105.793
 11/2/2004                                            104.821
 11/3/2004                                            104.405
 11/4/2004                                            103.192
 11/5/2004                                            102.317
 11/8/2004                                            101.263
 11/9/2004                                            102.581
11/10/2004                                            101.009
11/12/2004                                            100.050
11/15/2004                                             99.271
11/16/2004                                             99.202
11/17/2004                                             99.444
11/18/2004                                             98.229
11/19/2004                                             97.997
11/22/2004                                             97.684
11/23/2004                                             98.235
11/24/2004                                             98.187
11/26/2004                                             97.905
11/29/2004                                             96.406
11/30/2004                                             96.461
 12/1/2004                                             96.398
 12/2/2004                                             96.389
 12/3/2004                                             96.009
 12/6/2004                                             95.587
 12/7/2004                                             94.245
 12/8/2004                                             93.373
 12/9/2004                                             94.691
12/10/2004                                             94.769
12/13/2004                                             95.953
12/14/2004                                             95.340
12/15/2004                                             93.556
12/16/2004                                             94.319
12/17/2004                                             94.723
12/20/2004                                             93.180
12/21/2004                                             92.818
12/22/2004                                             93.546
12/23/2004                                             93.453
12/27/2004                                             92.719
12/28/2004                                             92.918
12/29/2004                                             91.896
12/30/2004                                             92.091
12/31/2004                                             90.318
  1/3/2005                                             88.645
  1/4/2005                                             88.477
  1/5/2005                                             89.019
  1/6/2005                                             89.857
  1/7/2005                                             89.433
 1/10/2005                                             89.372
 1/11/2005                                             89.883
 1/12/2005                                             90.108
 1/13/2005                                             90.111
 1/14/2005                                             92.429
 1/18/2005                                             91.891
 1/19/2005                                             91.806
 1/20/2005                                             92.372
 1/21/2005                                             93.052
 1/24/2005                                             91.534
 1/25/2005                                             91.431
 1/26/2005                                             90.534
 1/27/2005                                             90.433
 1/28/2005                                             89.612
 1/31/2005                                             88.153
  2/1/2005                                             88.678
  2/2/2005                                             88.074
  2/3/2005                                             87.823
  2/4/2005                                             87.731
  2/7/2005                                             87.168
  2/8/2005                                             86.906
  2/9/2005                                             88.121
 2/10/2005                                             88.944
 2/11/2005                                             88.163
 2/14/2005                                             89.458
 2/15/2005                                             87.121
 2/16/2005                                             87.316
 2/17/2005                                             87.912
 2/18/2005                                             87.818
 2/22/2005                                             87.565
 2/23/2005                                             87.463
 2/24/2005                                             86.659
 2/28/2005                                             83.570
  3/1/2005                                             83.269
  3/2/2005                                             84.257
  3/3/2005                                             83.632
  3/4/2005                                             81.885
  3/7/2005                                             81.671
  3/8/2005                                             81.627
  3/9/2005                                             81.896
 3/10/2005                                             81.352
 3/11/2005                                             81.221
 3/14/2005                                             81.629
 3/15/2005                                             81.989
 3/16/2005                                             84.483
 3/17/2005                                             84.164
 3/18/2005                                             84.312
 3/21/2005                                             85.031
 3/22/2005                                             84.462
 3/23/2005                                             85.646
 3/24/2005                                             85.134
 3/28/2005                                             85.715
 3/29/2005                                             86.500
 3/30/2005                                             86.969
 3/31/2005                                             99.230
  4/1/2005                                            100.625
  4/4/2005                                            101.360
  4/5/2005                                            101.063
  4/6/2005                                             99.032
  4/7/2005                                             98.028
  4/8/2005                                             98.232
 4/11/2005                                             98.994
 4/12/2005                                             98.981
 4/13/2005                                            100.671
 4/14/2005                                            101.800
 4/15/2005                                            110.008
 4/18/2005                                            110.802
 4/19/2005                                            109.917
 4/20/2005                                            109.322
 4/21/2005                                            108.642
 4/22/2005                                            107.031
 4/25/2005                                            107.060
 4/26/2005                                            108.158
 4/27/2005                                            109.851
 4/28/2005                                            110.731
 4/29/2005                                            113.634
  5/2/2005                                            114.938
  5/3/2005                                            116.040
  5/4/2005                                            115.408
  5/5/2005                                            110.750
  5/6/2005                                            110.036
  5/9/2005                                            109.294
 5/10/2005                                            109.753
 5/11/2005                                            110.888
 5/12/2005                                            110.862
 5/13/2005                                            114.071
 5/16/2005                                            113.890
 5/17/2005                                            114.188
 5/18/2005                                            113.892
 5/19/2005                                            113.236
 5/20/2005                                            114.342
 5/23/2005                                            112.870
 5/24/2005                                            112.332
 5/25/2005                                            112.274
 5/26/2005                                            111.451
 5/27/2005                                            109.499
 5/31/2005                                            109.812
  6/1/2005                                            113.507
  6/2/2005                                            112.172
  6/3/2005                                            112.531
  6/6/2005                                            113.724
  6/7/2005                                            113.245
  6/8/2005                                            113.867
  6/9/2005                                            115.148
 6/10/2005                                            115.497
 6/13/2005                                            115.678
 6/14/2005                                            115.518
 6/15/2005                                            113.105
 6/16/2005                                            114.316
 6/17/2005                                            113.867
 6/20/2005                                            113.180
 6/21/2005                                            113.014
 6/22/2005                                            113.208
 6/23/2005                                            114.149
 6/24/2005                                            114.292
 6/27/2005                                            115.773
 6/28/2005                                            114.758
 6/29/2005                                            114.522
 6/30/2005                                            112.608
  7/1/2005                                            112.707
  7/5/2005                                            114.311
  7/6/2005                                            114.942
  7/7/2005                                            116.395
  7/8/2005                                            114.979
 7/11/2005                                            113.791
 7/12/2005                                            113.557
 7/13/2005                                            109.869
 7/14/2005                                            107.520
 7/15/2005                                            105.385
 7/18/2005                                            104.772
 7/19/2005                                            104.905
 7/20/2005                                            105.237
 7/21/2005                                            105.127
 7/22/2005                                            104.860
 7/25/2005                                            104.668
 7/26/2005                                            103.919
 7/27/2005                                            103.698
 7/28/2005                                            102.330
 7/29/2005                                            100.340
  8/1/2005                                            100.479
  8/2/2005                                            100.329
  8/3/2005                                            101.450
  8/4/2005                                            101.493
  8/5/2005                                            102.186
  8/8/2005                                            102.614
  8/9/2005                                            103.208
 8/10/2005                                            102.912
 8/11/2005                                            103.021
 8/12/2005                                            104.993
 8/15/2005                                            105.056
 8/16/2005                                            105.628
 8/17/2005                                            105.740
 8/18/2005                                            106.186
 8/19/2005                                            106.118
 8/22/2005                                            105.995
 8/23/2005                                            106.609
 8/24/2005                                            106.128
 8/25/2005                                            104.988
 8/26/2005                                            103.987
 8/29/2005                                            102.983
 8/30/2005                                            103.383
 8/31/2005                                            106.645
  9/1/2005                                            108.919
  9/2/2005                                            110.966
  9/6/2005                                            110.741
  9/7/2005                                            110.629
  9/8/2005                                            109.964
  9/9/2005                                            109.535
 9/12/2005                                            109.729
 9/13/2005                                            109.986
 9/14/2005                                            109.602
 9/15/2005                                            109.887
 9/16/2005                                            110.410
 9/19/2005                                            110.985
 9/20/2005                                            111.311
 9/21/2005                                            111.834
 9/22/2005                                            113.275
 9/23/2005                                            112.375
 9/26/2005                                            110.921
 9/27/2005                                            111.396
 9/28/2005                                            111.884
 9/29/2005                                            110.282
 9/30/2005                                            110.952
 10/3/2005                                            110.671
 10/4/2005                                            110.339
 10/5/2005                                            110.428
 10/6/2005                                            111.554
 10/7/2005                                            112.714
10/11/2005                                            113.103
10/12/2005                                            113.608
10/13/2005                                            115.795
10/14/2005                                            117.344
10/17/2005                                            117.243
10/18/2005                                            116.499
10/19/2005                                            117.333
10/20/2005                                            117.069
10/21/2005                                            116.053
10/24/2005                                            115.311
10/25/2005                                            116.614
10/26/2005                                            116.783
10/27/2005                                            117.355
10/28/2005                                            118.336
10/31/2005                                            117.018
 11/1/2005                                            116.333
 11/2/2005                                            117.004
 11/3/2005                                            116.049
 11/4/2005                                            116.917
 11/7/2005                                            116.052
 11/8/2005                                            117.338
 11/9/2005                                            117.106
11/14/2005                                            116.971
11/15/2005                                            116.761
11/16/2005                                            116.853
11/17/2005                                            117.002
11/18/2005                                            117.577
11/21/2005                                            117.694
11/22/2005                                            117.370
11/23/2005                                            116.400
11/25/2005                                            117.058
11/28/2005                                            116.041
11/29/2005                                            115.577
11/30/2005                                            117.668
 12/1/2005                                            118.046
 12/2/2005                                            118.136
 12/5/2005                                            118.643
 12/6/2005                                            119.081
 12/7/2005                                            118.827
 12/8/2005                                            119.428
 12/9/2005                                            119.436
12/12/2005                                            119.036
12/13/2005                                            118.410
12/14/2005                                            118.121
12/15/2005                                            119.877
12/16/2005                                            120.183
12/19/2005                                            120.044
12/20/2005                                            118.869
12/21/2005                                            118.881
12/22/2005                                            119.029
12/23/2005                                            118.938
12/27/2005                                            119.104
12/28/2005                                            118.858
12/29/2005                                            120.302
12/30/2005                                            120.757
  1/3/2006                                            121.986
  1/4/2006                                            121.814
  1/5/2006                                            121.305
  1/6/2006                                            120.744
  1/9/2006                                            120.789
 1/10/2006                                            120.251
 1/11/2006                                            119.999
 1/12/2006                                            120.408
 1/13/2006                                            123.204
 1/17/2006                                            123.354
 1/18/2006                                            123.774
 1/19/2006                                            122.983
 1/20/2006                                            122.781
 1/23/2006                                            122.572
 1/24/2006                                            122.564
 1/25/2006                                            121.283
 1/26/2006                                            121.062
 1/27/2006                                            120.204
 1/30/2006                                            119.622
 1/31/2006                                            117.762
  2/1/2006                                            117.955
  2/2/2006                                            118.074
  2/3/2006                                            119.239
  2/6/2006                                            119.021
  2/7/2006                                            120.249
  2/8/2006                                            120.119
  2/9/2006                                            119.649
 2/10/2006                                            118.724
 2/13/2006                                            119.090
 2/14/2006                                            119.026
 2/15/2006                                            116.961
 2/16/2006                                            116.381
 2/17/2006                                            116.610
 2/21/2006                                            116.409
 2/22/2006                                            116.404
 2/23/2006                                            115.618
 2/27/2006                                            115.617
 2/28/2006                                            114.413
  3/1/2006                                            115.092
  3/2/2006                                            109.867
  3/3/2006                                            114.649
  3/6/2006                                            115.018
  3/7/2006                                            115.392
  3/8/2006                                            115.529
  3/9/2006                                            115.992
 3/10/2006                                            116.469
 3/13/2006                                            117.065
 3/14/2006                                            117.178
 3/15/2006                                            118.191
 3/16/2006                                            117.820
 3/17/2006                                            117.743
 3/20/2006                                            118.225
 3/21/2006                                            116.804
 3/22/2006                                            115.948
 3/23/2006                                            116.379
 3/24/2006                                            116.983
 3/27/2006                                            116.993
 3/28/2006                                            117.228
 3/29/2006                                            117.417
 3/30/2006                                            117.100
 3/31/2006                                            117.189
  4/3/2006                                            117.120
  4/4/2006                                            117.310
  4/5/2006                                            117.666
  4/6/2006                                            117.336
  4/7/2006                                            117.933
 4/10/2006                                            117.085
 4/11/2006                                            117.227
 4/12/2006                                            117.032
 4/13/2006                                            118.346
 4/17/2006                                            117.894
 4/18/2006                                            118.203
 4/19/2006                                            118.083
 4/20/2006                                            117.870
 4/21/2006                                            116.742
 4/24/2006                                            117.231
 4/25/2006                                            117.230
 4/26/2006                                            116.720
 4/27/2006                                            116.996
 4/28/2006                                            115.418
  5/1/2006                                            113.947
  5/2/2006                                            113.472
  5/3/2006                                            113.239
  5/4/2006                                            112.265
  5/5/2006                                            113.081
  5/8/2006                                            112.870
  5/9/2006                                            113.873
 5/10/2006                                            113.180
 5/11/2006                                            113.146
 5/12/2006                                            113.868
 5/15/2006                                            114.568
 5/16/2006                                            114.530
 5/17/2006                                            115.673
 5/18/2006                                            116.781
 5/19/2006                                            115.095
 5/22/2006                                            116.028
 5/23/2006                                            115.926
 5/24/2006                                            117.478
 5/25/2006                                            117.671
 5/26/2006                                            116.653
 5/30/2006                                            117.968
 5/31/2006                                            118.466
  6/1/2006                                            119.881
  6/2/2006                                            119.535
  6/5/2006                                            119.587
  6/6/2006                                            120.243
  6/7/2006                                            119.913
  6/8/2006                                            120.824
  6/9/2006                                            121.067
 6/12/2006                                            121.344
 6/13/2006                                            122.248
 6/14/2006                                            123.740
 6/15/2006                                            126.776
 6/16/2006                                            126.479
 6/19/2006                                            126.381
 6/20/2006                                            126.756
 6/21/2006                                            127.926
 6/22/2006                                            129.176
 6/23/2006                                            129.626
 6/26/2006                                            129.465
 6/27/2006                                            129.497
 6/28/2006                                            129.480
 6/29/2006                                            128.848
 6/30/2006                                            128.573
  7/3/2006                                            128.977
  7/5/2006                                            128.476
  7/6/2006                                            129.187
  7/7/2006                                            129.328
 7/10/2006                                            129.204
 7/11/2006                                            129.720
 7/12/2006                                            129.743
 7/13/2006                                            130.522
 7/14/2006                                            132.417
 7/17/2006                                            132.933
 7/18/2006                                            132.721
 7/19/2006                                            132.700
 7/20/2006                                            133.015
 7/21/2006                                            133.536
 7/24/2006                                            132.994
 7/25/2006                                            131.962
 7/26/2006                                            132.183
 7/27/2006                                            131.244
 7/28/2006                                            130.697
 7/31/2006                                            131.920
  8/1/2006                                            131.186
  8/2/2006                                            131.324
  8/3/2006                                            130.530
  8/4/2006                                            130.984
  8/7/2006                                            131.655
  8/8/2006                                            132.412
  8/9/2006                                            132.286
 8/10/2006                                            132.551
 8/11/2006                                            132.075
 8/14/2006                                            130.848
 8/15/2006                                            132.648
 8/16/2006                                            133.172
 8/17/2006                                            132.445
 8/18/2006                                            132.399
 8/21/2006                                            132.696
 8/22/2006                                            132.402
 8/23/2006                                            132.708
 8/24/2006                                            132.230
 8/25/2006                                            131.230
 8/28/2006                                            132.128
 8/29/2006                                            131.880
 8/30/2006                                            131.953
 8/31/2006                                            132.697
  9/1/2006                                            133.218
  9/5/2006                                            133.458
  9/6/2006                                            132.766
  9/7/2006                                            132.200
  9/8/2006                                            132.247
 9/11/2006                                            132.050
 9/12/2006                                            131.751
 9/13/2006                                            131.996
 9/14/2006                                            131.995
 9/15/2006                                            130.695
 9/18/2006                                            130.775
 9/19/2006                                            131.827
 9/20/2006                                            131.489
 9/21/2006                                            132.045
 9/22/2006                                            132.747
 9/25/2006                                            130.181
 9/26/2006                                            130.573
 9/27/2006                                            131.128
 9/28/2006                                            132.453
 9/29/2006                                            133.105
 10/2/2006                                            132.745
 10/3/2006                                            132.305
 10/4/2006                                            131.378
 10/5/2006                                            130.717
 10/6/2006                                            130.387
10/10/2006                                            129.928
10/11/2006                                            130.011
10/12/2006                                            129.586
10/13/2006                                            129.547
10/16/2006                                            129.336
10/17/2006                                            128.861
10/18/2006                                            128.531
10/19/2006                                            128.201
10/20/2006                                            128.243
10/23/2006                                            128.216
10/24/2006                                            128.330
10/25/2006                                            128.063
10/26/2006                                            127.944
10/27/2006                                            128.296
10/30/2006                                            128.004
10/31/2006                                            128.377
 11/1/2006                                            126.198
 11/2/2006                                            125.992
 11/3/2006                                            125.237
 11/6/2006                                            124.623
 11/7/2006                                            124.695
 11/8/2006                                            125.121
 11/9/2006                                            125.214
11/10/2006                                            124.653
11/13/2006                                            126.702
11/14/2006                                            126.024
11/15/2006                                            125.627
11/16/2006                                            125.353
11/17/2006                                            125.059
11/20/2006                                            125.208
11/21/2006                                            124.834
11/22/2006                                            125.199
11/24/2006                                            125.177
11/27/2006                                            125.615
11/28/2006                                            126.001
11/29/2006                                            126.143
11/30/2006                                            125.963
 12/1/2006                                            126.766
 12/4/2006                                            126.512
 12/5/2006                                            126.113
 12/6/2006                                            124.819
 12/7/2006                                            124.335
 12/8/2006                                            124.709
12/11/2006                                            125.287
12/12/2006                                            125.755
12/13/2006                                            125.315
12/14/2006                                            125.645
12/15/2006                                            126.358
12/18/2006                                            125.855
12/19/2006                                            125.863
12/20/2006                                            124.911
12/21/2006                                            125.338
12/22/2006                                            124.826
12/27/2006                                            123.904
12/28/2006                                            123.089
12/29/2006                                            123.077
  1/2/2007                                            123.399
  1/3/2007                                            123.561
  1/4/2007                                            123.503
  1/5/2007                                            123.408
  1/8/2007                                            123.519
  1/9/2007                                            123.035
 1/10/2007                                            122.231
 1/11/2007                                            120.466
 1/12/2007                                            118.983
 1/16/2007                                            119.115
 1/17/2007                                            117.693
 1/18/2007                                            116.957
 1/19/2007                                            117.424
 1/22/2007                                            117.429
 1/24/2007                                            116.805
 1/25/2007                                            115.845
 1/26/2007                                            115.841
 1/29/2007                                            116.358
 1/30/2007                                            116.457
 1/31/2007                                            115.734
  2/1/2007                                            115.163
  2/2/2007                                            114.977
  2/5/2007                                            114.944
  2/6/2007                                            114.509
  2/7/2007                                            114.574
  2/8/2007                                            113.213
  2/9/2007                                            112.999
 2/12/2007                                            113.004
 2/13/2007                                            113.242
 2/14/2007                                            113.902
 2/15/2007                                            113.259
 2/16/2007                                            112.524
 2/21/2007                                            111.299
 2/22/2007                                            110.068
 2/23/2007                                            110.891
 2/26/2007                                            112.861
 2/27/2007                                            116.037
 2/28/2007                                            115.532
  3/1/2007                                            115.489
  3/2/2007                                            116.485
  3/5/2007                                            118.302
  3/6/2007                                            118.304
  3/7/2007                                            118.533
  3/8/2007                                            117.425
  3/9/2007                                            116.723
 3/12/2007                                            116.692
 3/13/2007                                            117.965
 3/14/2007                                            119.756
 3/15/2007                                            118.540
 3/16/2007                                            119.659
 3/19/2007                                            119.092
 3/20/2007                                            119.624
 3/21/2007                                            120.079
 3/22/2007                                            119.520
 3/23/2007                                            119.301
 3/26/2007                                            116.991
 3/27/2007                                            118.665
 3/28/2007                                            119.668
 3/29/2007                                            120.924
 3/30/2007                                            121.699
  4/2/2007                                            122.100
  4/3/2007                                            122.085
  4/4/2007                                            122.555
  4/5/2007                                            122.090
  4/9/2007                                            121.374
 4/10/2007                                            120.349
 4/11/2007                                            119.137
 4/12/2007                                            119.084
 4/13/2007                                            119.522
 4/16/2007                                            118.804
 4/17/2007                                            119.530
 4/18/2007                                            119.952
 4/19/2007                                            120.174
 4/20/2007                                            119.139
 4/23/2007                                            118.678
 4/24/2007                                            119.038
 4/25/2007                                            119.538
 4/26/2007                                            119.596
 4/27/2007                                            119.426
 4/30/2007                                            121.212
  5/1/2007                                            119.931
  5/2/2007                                            120.201
  5/3/2007                                            119.815
  5/4/2007                                            120.000
  5/7/2007                                            120.061
  5/8/2007                                            120.061
  5/9/2007                                            119.514
 5/10/2007                                            119.621
 5/11/2007                                            121.245
 5/14/2007                                            119.110
 5/15/2007                                            118.198
 5/16/2007                                            118.628
 5/17/2007                                            118.494
 5/18/2007                                            118.449
 5/21/2007                                            118.125
 5/22/2007                                            117.891
 5/23/2007                                            117.918
 5/24/2007                                            117.961
 5/25/2007                                            117.672
 5/29/2007                                            117.731
 5/30/2007                                            117.935
 5/31/2007                                            115.884
  6/1/2007                                            115.666
  6/4/2007                                            115.643
  6/5/2007                                            115.795
  6/6/2007                                            116.698
  6/7/2007                                            117.376
  6/8/2007                                            118.891
 6/11/2007                                            118.749
 6/12/2007                                            119.342
 6/13/2007                                            118.555
 6/14/2007                                            117.862
 6/15/2007                                            116.235
 6/18/2007                                            116.554
 6/19/2007                                            117.910
 6/20/2007                                            117.338
 6/21/2007                                            120.326
 6/22/2007                                            120.659
 6/25/2007                                            120.800
 6/26/2007                                            121.611
 6/27/2007                                            121.707
 6/28/2007                                            121.241
 6/29/2007                                            120.400
  7/2/2007                                            120.917
  7/3/2007                                            121.383
  7/5/2007                                            121.412
  7/6/2007                                            121.582
  7/9/2007                                            121.843
 7/10/2007                                            122.692
 7/11/2007                                            123.764
 7/12/2007                                            123.433
 7/13/2007                                            123.625
 7/16/2007                                            124.460
 7/17/2007                                            124.631
 7/18/2007                                            126.932
 7/19/2007                                            126.946
 7/20/2007                                            129.144
 7/23/2007                                            129.888
 7/24/2007                                            130.970
 7/25/2007                                            133.690
 7/26/2007                                            138.774
 7/27/2007                                            142.104
 7/30/2007                                            147.354
 7/31/2007                                            147.025
  8/1/2007                                            148.436
  8/2/2007                                            147.489
  8/3/2007                                            147.977
  8/6/2007                                            148.801
  8/7/2007                                            149.165
  8/8/2007                                            144.257
  8/9/2007                                            143.484
 8/10/2007                                            146.350
 8/13/2007                                            145.523
 8/14/2007                                            146.080
 8/15/2007                                            151.095
 8/16/2007                                            156.666
 8/17/2007                                            155.847
 8/20/2007                                            156.234
 8/21/2007                                            157.799
 8/22/2007                                            157.857
 8/23/2007                                            156.149
 8/24/2007                                            156.609
 8/27/2007                                            156.525
 8/28/2007                                            157.451
 8/29/2007                                            159.244
 8/30/2007                                            162.477
 8/31/2007                                            160.517
  9/4/2007                                            160.919
  9/5/2007                                            160.851
  9/6/2007                                            162.623
  9/7/2007                                            165.270
 9/10/2007                                            168.031
 9/11/2007                                            168.955
 9/12/2007                                            171.093
 9/13/2007                                            170.471
 9/14/2007                                            172.702
 9/17/2007                                            172.140
 9/18/2007                                            169.413
 9/19/2007                                            167.329
 9/20/2007                                            164.825
 9/21/2007                                            160.889
 9/24/2007                                            160.229
 9/25/2007                                            162.660
 9/26/2007                                            162.381
 9/27/2007                                            161.755
 9/28/2007                                            166.587
 10/1/2007                                            165.717
 10/2/2007                                            164.113
 10/3/2007                                            162.274
 10/4/2007                                            159.316
 10/5/2007                                            157.436
 10/9/2007                                            156.229
10/10/2007                                            153.013
10/11/2007                                            151.709
10/12/2007                                            150.970
10/15/2007                                            152.093
10/16/2007                                            153.742
10/17/2007                                            155.986
10/18/2007                                            157.402
10/19/2007                                            158.486
10/22/2007                                            161.843
10/23/2007                                            159.495
10/24/2007                                            160.480
10/25/2007                                            160.383
10/26/2007                                            160.709
10/29/2007                                            160.100
10/30/2007                                            160.279
10/31/2007                                            156.394
 11/1/2007                                            158.347
 11/5/2007                                            163.047
 11/6/2007                                            162.885
 11/7/2007                                            164.989
 11/8/2007                                            166.328
 11/9/2007                                            169.471
11/13/2007                                            170.772
11/14/2007                                            172.215
11/15/2007                                            177.019
11/16/2007                                            179.862
11/19/2007                                            181.164
11/20/2007                                            181.912
11/21/2007                                            182.492
11/23/2007                                            182.870
11/26/2007                                            182.609
11/27/2007                                            184.254
11/28/2007                                            185.928
11/29/2007                                            188.082
11/30/2007                                            200.081
 12/3/2007                                            200.630
 12/4/2007                                            201.680
 12/6/2007                                            204.606
 12/7/2007                                            204.442
12/10/2007                                            202.295
12/11/2007                                            202.007
12/12/2007                                            202.161
12/13/2007                                            201.747
12/14/2007                                            198.187
12/17/2007                                            198.930
12/18/2007                                            198.805
12/19/2007                                            198.760
12/20/2007                                            197.927
12/21/2007                                            197.592
12/24/2007                                            197.919
12/26/2007                                            196.839
12/27/2007                                            196.812
12/28/2007                                            196.888
12/31/2007                                            198.307
  1/2/2008                                            197.821
  1/3/2008                                            201.944
  1/4/2008                                            203.875
  1/7/2008                                            203.841
  1/8/2008                                            206.554
  1/9/2008                                            209.206
 1/10/2008                                            212.962
 1/11/2008                                            213.480
 1/14/2008                                            214.282
 1/15/2008                                            219.620
 1/16/2008                                            221.696
 1/17/2008                                            222.298
 1/18/2008                                            223.542
 1/22/2008                                            232.051
 1/23/2008                                            229.612
 1/24/2008                                            230.240
 1/25/2008                                            226.218
 1/28/2008                                            227.689
 1/29/2008                                            227.134
 1/30/2008                                            226.957
 1/31/2008                                            231.212
  2/1/2008                                            230.653
  2/4/2008                                            230.919
  2/5/2008                                            230.208
  2/6/2008                                            232.338
  2/7/2008                                            234.921
  2/8/2008                                            234.991
 2/11/2008                                            235.134
 2/12/2008                                            238.106
 2/13/2008                                            239.940
 2/14/2008                                            243.292
 2/15/2008                                            245.802
 2/19/2008                                            245.265
 2/20/2008                                            246.471
 2/21/2008                                            246.513
 2/22/2008                                            248.089
 2/25/2008                                            246.455
 2/26/2008                                            246.489
 2/27/2008                                            246.311
 2/28/2008                                            246.867
 2/29/2008                                            258.707
  3/3/2008                                            261.202
  3/4/2008                                            262.327
  3/5/2008                                            266.495
  3/6/2008                                            269.117
  3/7/2008                                            273.495
 3/10/2008                                            271.898
 3/11/2008                                            275.376
 3/12/2008                                            273.456
 3/13/2008                                            280.617
 3/14/2008                                            291.277
 3/17/2008                                            296.461
 3/18/2008                                            297.920
 3/19/2008                                            295.180
 3/20/2008                                            293.898
 3/24/2008                                            294.364
 3/25/2008                                            290.302
 3/26/2008                                            289.143
 3/27/2008                                            290.829
 3/28/2008                                            291.261
 3/31/2008                                            293.085
  4/1/2008                                            293.057
  4/2/2008                                            291.457
  4/3/2008                                            289.633
  4/4/2008                                            285.471
  4/7/2008                                            282.040
  4/8/2008                                            280.065
  4/9/2008                                            279.612
 4/10/2008                                            281.495
 4/11/2008                                            282.072
 4/14/2008                                            283.220
 4/15/2008                                            281.182
 4/16/2008                                            279.606
 4/17/2008                                            275.535
 4/18/2008                                            271.373
 4/21/2008                                            266.886
 4/22/2008                                            264.357
 4/23/2008                                            264.230
 4/24/2008                                            263.303
 4/25/2008                                            261.538
 4/28/2008                                            258.112
 4/29/2008                                            253.951
 4/30/2008                                            253.605
  5/1/2008                                            251.379
  5/2/2008                                            246.140
  5/5/2008                                            245.315
  5/6/2008                                            248.866
  5/7/2008                                            249.791
  5/8/2008                                            252.454
  5/9/2008                                            253.947
 5/12/2008                                            253.446
 5/13/2008                                            254.416
 5/14/2008                                            254.374
 5/15/2008                                            247.726
 5/16/2008                                            246.249
 5/19/2008                                            246.172
 5/20/2008                                            247.578
 5/21/2008                                            251.381
 5/22/2008                                            254.012
 5/23/2008                                            254.582
 5/27/2008                                            252.456
 5/28/2008                                            250.030
 5/29/2008                                            248.362
 5/30/2008                                            245.666
  6/2/2008                                            247.371
  6/3/2008                                            249.526
  6/4/2008                                            250.883
  6/5/2008                                            248.324
  6/6/2008                                            245.986
  6/9/2008                                            245.837
 6/10/2008                                            247.395
 6/11/2008                                            248.784
 6/12/2008                                            248.500
 6/13/2008                                            248.413
 6/16/2008                                            249.449
 6/17/2008                                            251.150
 6/18/2008                                            252.026
 6/19/2008                                            253.320
 6/20/2008                                            256.239
 6/23/2008                                            257.392
 6/24/2008                                            262.615
 6/25/2008                                            260.568
 6/26/2008                                            266.177
 6/27/2008                                            270.956
 6/30/2008                                            268.724
  7/1/2008                                            272.214
  7/2/2008                                            273.783
  7/3/2008                                            273.757
  7/7/2008                                            274.379
  7/8/2008                                            275.387
  7/9/2008                                            275.550
 7/10/2008                                            276.207
 7/11/2008                                            279.184
 7/14/2008                                            276.373
 7/15/2008                                            282.101
 7/16/2008                                            285.340
 7/17/2008                                            284.205
 7/18/2008                                            287.445
 7/21/2008                                            286.991
 7/22/2008                                            286.921
 7/23/2008                                            283.138
 7/24/2008                                            282.691
 7/25/2008                                            281.916
 7/28/2008                                            282.756
 7/29/2008                                            284.427
 7/30/2008                                            285.580
 7/31/2008                                            288.697
  8/1/2008                                            288.264
  8/4/2008                                            288.863
  8/5/2008                                            289.860
  8/6/2008                                            290.256
  8/7/2008                                            291.219
  8/8/2008                                            290.368
 8/11/2008                                            289.975
 8/12/2008                                            290.350
 8/13/2008                                            291.199
 8/14/2008                                            293.127
 8/15/2008                                            293.285
 8/18/2008                                            292.630
 8/19/2008                                            295.293
 8/20/2008                                            296.731
 8/21/2008                                            296.575
 8/22/2008                                            298.939
 8/25/2008                                            299.321
 8/26/2008                                            297.831
 8/27/2008                                            300.988
 8/28/2008                                            300.896
 8/29/2008                                            295.896
  9/2/2008                                            298.539
  9/3/2008                                            298.002
  9/4/2008                                            297.995
  9/5/2008                                            302.179
  9/8/2008                                            298.018
  9/9/2008                                            300.215
 9/10/2008                                            304.349
 9/11/2008                                            307.451
 9/12/2008                                            310.841
 9/15/2008                                            319.119
 9/16/2008                                            320.862
 9/17/2008                                            323.906
 9/18/2008                                            339.495
 9/19/2008                                            340.299
 9/22/2008                                            337.775
 9/23/2008                                            337.668
 9/24/2008                                            332.672
 9/25/2008                                            334.482
 9/26/2008                                            345.078
 9/29/2008                                            360.418
 9/30/2008                                            331.956
 10/1/2008                                            371.883
 10/2/2008                                            375.777
 10/3/2008                                            378.826
 10/6/2008                                            414.672
 10/7/2008                                            410.777
 10/8/2008                                            436.301
 10/9/2008                                            437.565
10/10/2008                                            447.865
10/14/2008                                            460.113
10/15/2008                                            534.393
10/16/2008                                            539.938
10/17/2008                                            578.087
10/20/2008                                            586.139
10/21/2008                                            576.585
10/22/2008                                            574.914
10/23/2008                                            573.438
10/24/2008                                            581.824
10/27/2008                                            579.612
10/28/2008                                            585.927
10/29/2008                                            587.572
10/30/2008                                            582.621
10/31/2008                                            648.291
 11/3/2008                                            656.320
 11/4/2008                                            658.869
 11/5/2008                                            658.899
 11/6/2008                                            664.254
 11/7/2008                                            664.694
11/10/2008                                            638.854
11/12/2008                                            648.589
11/13/2008                                            653.717
11/14/2008                                            715.654
11/17/2008                                            721.407
11/18/2008                                            733.240
11/19/2008                                            755.132
11/20/2008                                            775.016
11/21/2008                                            798.616
11/24/2008                                            800.427
11/25/2008                                            785.532
11/26/2008                                            790.857
11/28/2008                                            810.328
 12/1/2008                                            811.943
 12/2/2008                                            809.582
 12/3/2008                                            815.803
 12/4/2008                                            822.475
 12/5/2008                                            820.774
 12/8/2008                                            816.389
 12/9/2008                                            816.761
12/10/2008                                            808.983
12/11/2008                                            803.726
12/12/2008                                            805.186
12/15/2008                                            803.135
12/16/2008                                            804.658
12/17/2008                                            806.326
12/18/2008                                            815.436
12/19/2008                                            819.636
12/22/2008                                            824.527
12/23/2008                                            825.781
12/24/2008                                            827.789
12/26/2008                                            829.587
12/29/2008                                            823.339
12/30/2008                                            823.429
12/31/2008                                            802.946
  1/2/2009                                            807.920
  1/5/2009                                            804.142
  1/6/2009                                            792.975
  1/7/2009                                            785.021
  1/8/2009                                            781.581
  1/9/2009                                            775.281
 1/12/2009                                            774.573
 1/13/2009                                            775.317
 1/14/2009                                            774.547
 1/15/2009                                            779.776
 1/16/2009                                            777.211
 1/20/2009                                            769.069
 1/21/2009                                            765.129
 1/22/2009                                            763.287
 1/23/2009                                            767.232
 1/26/2009                                            768.767
 1/27/2009                                            772.606
 1/28/2009                                            764.286
 1/29/2009                                            754.868
 1/30/2009                                            749.574
  2/2/2009                                            762.021
  2/3/2009                                            762.127
  2/4/2009                                            772.315
  2/5/2009                                            764.435
  2/6/2009                                            773.332
  2/9/2009                                            766.109
 2/10/2009                                            750.770
 2/11/2009                                            750.831
 2/12/2009                                            748.891
 2/13/2009                                            733.285
 2/17/2009                                            742.788
 2/18/2009                                            777.862
 2/19/2009                                            771.494
 2/20/2009                                            776.109
 2/23/2009                                            784.564
 2/24/2009                                            788.259
 2/25/2009                                            792.766
 2/26/2009                                            792.466
 2/27/2009                                            746.157
  3/2/2009                                            748.645
  3/3/2009                                            772.804
  3/4/2009                                            778.051
  3/5/2009                                            789.852
  3/6/2009                                            794.482
  3/9/2009                                            796.642
 3/10/2009                                            794.442
 3/11/2009                                            792.232
 3/12/2009                                            790.255
 3/13/2009                                            794.234
 3/16/2009                                            792.660
 3/17/2009                                            792.524
 3/18/2009                                            805.014
 3/19/2009                                            803.245
 3/20/2009                                            805.884
 3/23/2009                                            800.960
 3/24/2009                                            798.712
 3/25/2009                                            795.422
 3/26/2009                                            792.975
 3/27/2009                                            792.196
 3/30/2009                                            788.617
 3/31/2009                                            787.111
  4/1/2009                                            791.528
  4/2/2009                                            789.994
  4/3/2009                                            789.573
  4/6/2009                                            788.046
  4/7/2009                                            786.881
  4/8/2009                                            787.857
  4/9/2009                                            783.036
 4/13/2009                                            774.923
 4/14/2009                                            762.329
 4/15/2009                                            753.791
 4/16/2009                                            735.701
 4/17/2009                                            721.083
 4/20/2009                                            715.083
 4/21/2009                                            716.321
 4/22/2009                                            700.193
 4/23/2009                                            697.926
 4/24/2009                                            689.055
 4/27/2009                                            655.414
 4/28/2009                                            656.875
 4/29/2009                                            642.256
 4/30/2009                                            561.748
  5/1/2009                                            555.372
  5/4/2009                                            550.719
  5/5/2009                                            536.781
  5/6/2009                                            519.952
  5/7/2009                                            499.939
  5/8/2009                                            491.665
 5/11/2009                                            494.355
 5/12/2009                                            495.570
 5/13/2009                                            501.640
 5/14/2009                                            507.124
 5/15/2009                                            489.945
 5/18/2009                                            477.756
 5/19/2009                                            467.809
 5/20/2009                                            463.419
 5/21/2009                                            458.720
 5/22/2009                                            455.790
 5/26/2009                                            453.503
 5/27/2009                                            450.017
 5/28/2009                                            442.706
 5/29/2009                                            421.868
  6/1/2009                                            415.255
  6/2/2009                                            400.819
  6/3/2009                                            392.726
  6/4/2009                                            394.979
  6/5/2009                                            392.653
  6/8/2009                                            392.710
  6/9/2009                                            390.456
 6/10/2009                                            379.454
 6/11/2009                                            372.638
 6/12/2009                                            368.044
 6/15/2009                                            362.851
 6/16/2009                                            357.359
 6/17/2009                                            363.943
 6/18/2009                                            365.542
 6/19/2009                                            363.352
 6/22/2009                                            362.898
 6/23/2009                                            364.027
 6/24/2009                                            367.132
 6/25/2009                                            365.688
 6/26/2009                                            363.915
 6/29/2009                                            365.921
 6/30/2009                                            359.790
  7/1/2009                                            358.307
  7/2/2009                                            356.986
  7/6/2009                                            357.319
  7/7/2009                                            355.597
  7/8/2009                                            357.669
  7/9/2009                                            356.231
 7/10/2009                                            354.982
 7/13/2009                                            354.655
 7/14/2009                                            354.771
 7/15/2009                                            353.863
 7/16/2009                                            348.069
 7/17/2009                                            341.439
 7/20/2009                                            335.853
 7/21/2009                                            327.643
 7/22/2009                                            322.240
 7/23/2009                                            322.352
 7/24/2009                                            317.386
 7/27/2009                                            315.460
 7/28/2009                                            307.954
 7/29/2009                                            303.693
 7/30/2009                                            295.592
 7/31/2009                                            287.701
  8/3/2009                                            280.038
  8/4/2009                                            280.122
  8/5/2009                                            277.801
  8/6/2009                                            275.555
  8/7/2009                                            273.931
 8/10/2009                                            267.242
 8/11/2009                                            271.014
 8/12/2009                                            271.273
 8/13/2009                                            264.088
 8/14/2009                                            264.470
 8/17/2009                                            267.718
 8/18/2009                                            273.511
 8/19/2009                                            273.137
 8/20/2009                                            269.092
 8/21/2009                                            267.075
 8/24/2009                                            263.568
 8/25/2009                                            259.987
 8/26/2009                                            260.211
 8/27/2009                                            258.012
 8/28/2009                                            252.664
 8/31/2009                                            249.301
  9/1/2009                                            252.769
  9/2/2009                                            256.397
  9/3/2009                                            257.968
  9/4/2009                                            253.984
  9/8/2009                                            250.050
  9/9/2009                                            247.067
 9/10/2009                                            246.244
 9/11/2009                                            244.487
 9/14/2009                                            241.072
 9/15/2009                                            244.014
 9/16/2009                                            235.651
 9/17/2009                                            235.087
 9/18/2009                                            234.965
 9/21/2009                                            233.574
 9/22/2009                                            232.396
 9/23/2009                                            232.978
 9/24/2009                                            232.572
 9/25/2009                                            228.537
 9/28/2009                                            231.147
 9/29/2009                                            232.754
 9/30/2009                                            233.686
 10/1/2009                                            235.974
 10/2/2009                                            239.935
 10/5/2009                                            240.298
 10/6/2009                                            241.003
 10/7/2009                                            237.691
 10/8/2009                                            238.462
 10/9/2009                                            237.778
10/13/2009                                            236.865
10/14/2009                                            235.406
10/15/2009                                            232.857
10/16/2009                                            230.858
10/19/2009                                            229.942
10/20/2009                                            227.595
10/21/2009                                            226.344
10/22/2009                                            226.758
10/23/2009                                            224.593
10/26/2009                                            222.708
10/27/2009                                            224.040
10/28/2009                                            225.448
10/29/2009                                            224.259
10/30/2009                                            224.886
 11/2/2009                                            224.475
 11/3/2009                                            226.079
 11/4/2009                                            226.119
 11/5/2009                                            224.074
 11/6/2009                                            221.174
 11/9/2009                                            218.246
11/10/2009                                            216.741
11/12/2009                                            215.745
11/13/2009                                            215.712
11/16/2009                                            215.877
11/17/2009                                            215.142
11/18/2009                                            216.018
11/19/2009                                            218.279
11/20/2009                                            219.059
11/23/2009                                            219.192
11/24/2009                                            222.724
11/25/2009                                            228.823
11/27/2009                                            218.855
11/30/2009                                            223.071
 12/1/2009                                            223.305
 12/2/2009                                            222.270
 12/3/2009                                            220.915
 12/4/2009                                            218.738
 12/7/2009                                            217.091
 12/8/2009                                            212.709
 12/9/2009                                            210.199
12/10/2009                                            207.527
12/11/2009                                            204.401
12/14/2009                                            202.923
12/15/2009                                            196.287
12/16/2009                                            195.346
12/17/2009                                            194.064
12/18/2009                                            192.651
12/21/2009                                            193.426
12/22/2009                                            191.560
12/23/2009                                            186.166
12/24/2009                                            187.529
12/28/2009                                            187.043
12/29/2009                                            185.914
12/30/2009                                            185.175
12/31/2009                                            181.801
  1/4/2010                                            180.213
  1/5/2010                                            174.327
  1/6/2010                                            170.776
  1/7/2010                                            169.185
  1/8/2010                                            169.706
 1/11/2010                                            168.505
 1/12/2010                                            168.318
 1/13/2010                                            168.172
 1/14/2010                                            167.129
 1/15/2010                                            167.036
 1/19/2010                                            167.851
 1/20/2010                                            167.971
 1/21/2010                                            167.974
 1/22/2010                                            171.532
 1/25/2010                                            174.292
 1/26/2010                                            176.764
 1/27/2010                                            174.481
 1/28/2010                                            173.585
 1/29/2010                                            169.150
  2/1/2010                                            170.859
  2/2/2010                                            170.086
  2/3/2010                                            169.094
  2/4/2010                                            172.010
  2/5/2010                                            177.193
  2/8/2010                                            178.622
  2/9/2010                                            179.231
 2/10/2010                                            178.630
 2/11/2010                                            179.548
 2/12/2010                                            179.208
 2/16/2010                                            178.261
 2/17/2010                                            179.293
 2/18/2010                                            176.851
 2/19/2010                                            172.235
 2/22/2010                                            169.047
 2/23/2010                                            168.542
 2/24/2010                                            168.576
 2/25/2010                                            169.104
 2/26/2010                                            168.121
  3/1/2010                                            165.852
  3/2/2010                                            164.268
  3/3/2010                                            163.204
  3/4/2010                                            162.827
  3/5/2010                                            162.355
  3/8/2010                                            159.810
  3/9/2010                                            160.980
 3/10/2010                                            160.562
 3/11/2010                                            161.395
 3/12/2010                                            160.971
 3/15/2010                                            159.003
 3/16/2010                                            159.495
 3/17/2010                                            157.634
 3/18/2010                                            157.586
 3/19/2010                                            158.505
 3/22/2010                                            160.158
 3/23/2010                                            160.279
 3/24/2010                                            159.799
 3/25/2010                                            159.232
 3/26/2010                                            158.266
 3/29/2010                                            159.040
 3/30/2010                                            157.506
 3/31/2010                                            157.397
  4/1/2010                                            158.329
  4/5/2010                                            156.047
  4/6/2010                                            155.058
  4/7/2010                                            153.092
  4/8/2010                                            152.984
  4/9/2010                                            153.088
 4/12/2010                                            152.590
 4/13/2010                                            151.875
 4/14/2010                                            151.582
 4/15/2010                                            148.958
 4/16/2010                                            147.923
 4/19/2010                                            150.154
 4/20/2010                                            148.437
 4/21/2010                                            147.328
 4/22/2010                                            145.256
 4/23/2010                                            144.756
 4/26/2010                                            145.623
 4/27/2010                                            147.131
 4/28/2010                                            150.365
 4/29/2010                                            147.444
 4/30/2010                                            146.855
  5/3/2010                                            149.174
  5/4/2010                                            150.113
  5/5/2010                                            151.323
  5/6/2010                                            158.904
  5/7/2010                                            167.304
 5/10/2010                                            167.707
 5/11/2010                                            173.992
 5/12/2010                                            172.833
 5/13/2010                                            170.336
 5/14/2010                                            168.412
 5/17/2010                                            167.889
 5/18/2010                                            168.930
 5/19/2010                                            171.874
 5/20/2010                                            173.559
 5/21/2010                                            176.810
 5/24/2010                                            180.861
 5/25/2010                                            184.827
 5/26/2010                                            183.901
 5/27/2010                                            183.737
 5/28/2010                                            190.317
  6/1/2010                                            191.982
  6/2/2010                                            195.424
  6/3/2010                                            198.672
  6/4/2010                                            195.175
  6/7/2010                                            196.297
  6/8/2010                                            200.887
  6/9/2010                                            203.824
 6/10/2010                                            205.875
 6/11/2010                                            205.309
 6/14/2010                                            204.179
 6/15/2010                                            208.757
 6/16/2010                                            210.717
 6/17/2010                                            206.735
 6/18/2010                                            204.416
 6/21/2010                                            198.108
 6/22/2010                                            201.831
 6/23/2010                                            203.260
 6/24/2010                                            204.333
 6/25/2010                                            205.311
 6/28/2010                                            203.655
 6/29/2010                                            207.590
 6/30/2010                                            209.445
  7/1/2010                                            209.263
  7/2/2010                                            209.360
  7/6/2010                                            208.172
  7/7/2010                                            208.564
  7/8/2010                                            207.306
  7/9/2010                                            203.829
 7/12/2010                                            202.302
 7/13/2010                                            201.186
 7/14/2010                                            198.403
 7/15/2010                                            199.008
 7/16/2010                                            198.380
 7/19/2010                                            198.642
 7/20/2010                                            198.417
 7/21/2010                                            196.330
 7/22/2010                                            194.194
 7/23/2010                                            190.603
 7/26/2010                                            190.329
 7/27/2010                                            185.656
 7/28/2010                                            186.055
 7/29/2010                                            187.913
 7/30/2010                                            191.789
  8/2/2010                                            189.950
  8/3/2010                                            189.828
  8/4/2010                                            188.864
  8/5/2010                                            187.169
  8/6/2010                                            186.940
  8/9/2010                                            186.041
 8/10/2010                                            187.537
 8/11/2010                                            190.975
 8/12/2010                                            193.744
 8/13/2010                                            195.531
 8/16/2010                                            193.919
 8/17/2010                                            193.391
 8/18/2010                                            192.091
 8/19/2010                                            190.692
 8/20/2010                                            192.807
 8/23/2010                                            192.932
 8/24/2010                                            195.581
 8/25/2010                                            197.714
 8/26/2010                                            197.065
 8/27/2010                                            202.214
 8/30/2010                                            201.561
 8/31/2010                                            204.772
  9/1/2010                                            202.303
  9/2/2010                                            199.013
  9/3/2010                                            196.897
  9/7/2010                                            194.422
  9/8/2010                                            194.141
  9/9/2010                                            193.985
 9/10/2010                                            194.099
 9/13/2010                                            191.692
 9/14/2010                                            189.976
 9/15/2010                                            195.064
 9/16/2010                                            196.281
 9/17/2010                                            196.833
 9/20/2010                                            196.484
 9/21/2010                                            195.760
 9/22/2010                                            197.631
 9/23/2010                                            199.478
 9/24/2010                                            200.046
 9/27/2010                                            199.015
 9/28/2010                                            198.977
 9/29/2010                                            199.619
 9/30/2010                                            199.990
 10/1/2010                                            200.849
 10/4/2010                                            200.904
 10/5/2010                                            200.428
 10/6/2010                                            198.012
 10/7/2010                                            197.115
 10/8/2010                                            198.580
10/12/2010                                            199.287
10/13/2010                                            197.953
10/14/2010                                            198.986
10/15/2010                                            202.252
10/18/2010                                            202.090
10/19/2010                                            201.661
10/20/2010                                            202.319
10/21/2010                                            201.596
10/22/2010                                            201.243
10/25/2010                                            199.873
10/26/2010                                            199.377
10/27/2010                                            199.047
10/28/2010                                            197.966
10/29/2010                                            197.344
 11/1/2010                                            195.550
 11/2/2010                                            193.773
 11/3/2010                                            194.665
 11/4/2010                                            193.550
 11/5/2010                                            193.298
 11/8/2010                                            193.201
 11/9/2010                                            194.399
11/12/2010                                            196.403
11/15/2010                                            200.057
11/16/2010                                            199.890
11/17/2010                                            197.716
11/18/2010                                            194.470
11/19/2010                                            194.372
11/22/2010                                            195.529
11/23/2010                                            196.629
11/24/2010                                            197.931
11/26/2010                                            197.603
11/29/2010                                            196.771
11/30/2010                                            197.466
 12/1/2010                                            197.157
 12/2/2010                                            194.934
 12/3/2010                                            194.783
 12/6/2010                                            194.338
 12/7/2010                                            192.236
 12/8/2010                                            188.212
 12/9/2010                                            185.656
12/10/2010                                            185.309
12/13/2010                                            185.117
12/14/2010                                            186.140
12/15/2010                                            187.797
12/16/2010                                            185.361
12/17/2010                                            182.219
12/20/2010                                            184.357
12/21/2010                                            183.475
12/22/2010                                            181.603
12/23/2010                                            180.504
12/27/2010                                            180.481
12/28/2010                                            180.970
12/29/2010                                            179.843
12/30/2010                                            180.299
12/31/2010                                            181.268
  1/3/2011                                            180.131
  1/4/2011                                            176.057
  1/5/2011                                            174.786
  1/6/2011                                            172.580
  1/7/2011                                            172.735
 1/10/2011                                            174.984
 1/11/2011                                            174.525
 1/12/2011                                            175.043
 1/13/2011                                            174.646
 1/14/2011                                            174.261
 1/18/2011                                            172.877
 1/19/2011                                            173.235
 1/20/2011                                            173.379
 1/21/2011                                            173.172
 1/24/2011                                            172.216
 1/25/2011                                            173.305
 1/26/2011                                            174.194
 1/27/2011                                            172.881
 1/28/2011                                            173.323
 1/31/2011                                            170.580

                                 [END CHART]

    Source: Barclays Capital

    securities, including commercial mortgage-backed securities (CMBS), real estate investment trust (REIT) bonds and REIT preferred stocks. Corporate bonds of financial institutions also turned in strong results as did the bonds of energy companies, which rebounded from the declines following the Gulf of Mexico oil spill.

    When the period began, investors were still uncertain about the Federal Reserve's (the Fed) exit strategy from its multitude of quantitative easing programs. After the Fed hinted that it might embark on a second round of quantitative easing (QE2) to keep interest rates low, U.S. Treasuries rallied and yields fell. (Quantitative easing is the Fed's program of purchasing securities on the open market). In early October, 10-year U.S. Treasury yields dropped as low as 2.33% intraday. But once the Fed made the formal announcement of QE2, interest rates

    Investing in REITs has some of the same risks associated with the direct ownership of real estate.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

    began to rise. U.S. Treasury yields surged more than 1%, reaching to 3.53% in mid-December before falling back to end the period at 3.33%. For the six months, longer-term U.S. Treasuries recorded negative total returns. In this environment, borrowers continued to take advantage of plentiful credit and low interest rates to obtain loans at attractive levels. Low interest rates helped corporations satisfy their borrowing needs at extremely favorable rates.

o   HOW DID THE FUND PERFORM?

    The Fund performed well during the reporting period as bonds that we bought at the height of the credit crisis continued to experience strong capital appreciation. Among the portfolio's strongest performers were holdings among CMBS, REIT preferred stock and corporate bonds, particularly those of financial and energy companies. In addition, these securities continued to provide high income for the Fund.

    With interest rates low, we looked for securities that would perform well in a modestly rising interest rate environment. To this end, we added a small position of dividend-paying high-quality common stocks where the dividend yield was higher than the yield of the same companies' bonds. In addition to generating income, many of these stocks also appreciated during the reporting period.

    We also purchased high-quality floating rate notes, which tend to hold their value if interest rates rise. Although they do not yield much in the way of income, they are liquid and can be easily sold when we wish to deploy the funds in more attractive investments in the future. For income, we bought select high-yield bonds and a bank loan. Toward the end of the period, when the municipal bond market suffered declines, we added some tax-exempt municipal bonds to the Fund. Our team of municipal bond analysts helped us

    You will find a complete list of securities that the Fund owns on pages
    21-41.

    As interest rates rise, existing bond prices fall.

================================================================================

6  | USAA INCOME FUND

================================================================================

    identify quality municipal bonds at yields higher than taxable yields. Eventually, we believe that the relationship between tax-exempt and taxable bonds will normalize and that our tax-exempt bonds will outperform taxable bonds with equivalent credit ratings and maturities.

o   WHAT IS YOUR OUTLOOK?

    We expect the recovery to continue. Improving economic conditions seem likely to benefit corporations, which have strengthened their balance sheets. Despite the slight increase in longer-term interest rates, these companies can still take care of their refinancing needs by borrowing at relatively low levels.

    In this environment, we plan to maintain a diversified portfolio. The bargains we found in late 2008 and in 2009 no longer exist. As a result, shareholders should not expect to see much in the way of additional capital appreciation. The majority of their return is likely to come from the income provided by the Fund. We hope that shareholders continue to make investment decisions based on their time horizon, investment goals and risk tolerance, rather than focusing on the day-to-day movements of the financial markets.

    We appreciate the confidence you have in us. Thank you for the opportunity to help you with your investment needs.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  7

================================================================================

FUND RECOGNITION

USAA INCOME FUND SHARES

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                    out of 1022 intermediate-term bond funds
                     for the period ended January 31, 2011:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                                out of 1022 funds

                                     5-YEAR
                                     * * * *
                                out of 873 funds

                                     10-YEAR
                                     * * * *
                                out of 560 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

================================================================================

8  | USAA INCOME FUND

================================================================================

                             LIPPER LEADER (OVERALL)

                                       [5]

                                  TOTAL RETURN

The Income Fund Shares are listed as a Lipper Leader for Total Return among 130 funds within the Lipper Corporate Debt Funds A Rated Funds category for the period ending January 31, 2011, and received a Lipper Leader rating among 123 funds for the five-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of January 31, 2011.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metric over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2011, Reuters, All Rights Reserved.

================================================================================

                                                           FUND RECOGNITION |  9

================================================================================

INVESTMENT OVERVIEW

USAA INCOME FUND SHARES (Symbol: USAIX)

--------------------------------------------------------------------------------
                                             1/31/11                7/31/10
--------------------------------------------------------------------------------
Net Assets                              $2,754.9 Million       $2,628.4 Million
Net Asset Value Per Share                    $12.76                 $12.78

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/11
--------------------------------------------------------------------------------
    7/31/10 to 1/31/11*           1 Year           5 Years          10 Years
          1.96%                    6.56%            6.20%             5.74%

--------------------------------------------------------------------------------
     30-DAY SEC YIELD** AS OF 1/31/11                    EXPENSE RATIO***
--------------------------------------------------------------------------------
                 3.31%                                        0.63%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA INCOME FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JANUARY 31, 2011

--------------------------------------------------------------------------------
                 TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years             5.74%        =          5.23%          +         0.51%
5 Years              6.20%        =          5.22%          +         0.98%
1 Year               6.56%        =          4.56%          +         2.00%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2002 -- JANUARY 31, 2011

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

              TOTAL RETURN         DIVIDEND RETURN         CHANGE IN SHARE PRICE
1/31/2002         6.33%                 6.66%                     -0.33%
1/31/2003         8.08%                 5.68%                      2.40%
1/31/2004         5.45%                 4.64%                      0.81%
1/31/2005         4.39%                 4.55%                     -0.16%
1/31/2006         2.23%                 4.72%                     -2.49%
1/31/2007         4.23%                 4.89%                     -0.66%
1/31/2008         6.75%                 5.26%                      1.49%
1/31/2009        -6.65%                 4.94%                    -11.59%
1/31/2010         0.22%                 6.53%                     15.51%
1/31/2011         6.56%                 4.56%                      2.00%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                       LIPPER CORPORATE
                  USAA INCOME FUND SHARES         DEBT FUNDS A RATED AVERAGE
1/31/2002                  6.55%                             5.53%
1/31/2003                  5.31                              4.89
1/31/2004                  4.49                              4.05
1/31/2005                  4.42                              3.88
1/31/2006                  4.79                              4.12
1/31/2007                  4.79                              4.38
1/31/2008                  4.98                              4.59
1/31/2009                  5.80                              5.46
1/31/2010                  5.16                              4.34
1/31/2011                  4.37                              3.82

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 1/31/02 to 1/31/11.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                BARCLAYS CAPITAL         LIPPER A RATED BOND
               USAA INCOME FUND SHARES     U.S. AGGREGATE BOND INDEX         FUNDS INDEX
 1/31/2001           $10,000.00                   $10,000.00                 $10,000.00
 2/28/2001            10,087.75                    10,087.11                  10,090.28
 3/31/2001            10,159.21                    10,137.75                  10,126.06
 4/30/2001            10,122.32                    10,095.68                  10,068.73
 5/31/2001            10,203.13                    10,156.57                  10,135.06
 6/30/2001            10,266.79                    10,194.95                  10,176.04
 7/31/2001            10,509.29                    10,422.88                  10,407.03
 8/31/2001            10,616.55                    10,542.24                  10,524.39
 9/30/2001            10,698.97                    10,665.08                  10,565.36
10/31/2001            10,893.91                    10,888.25                  10,793.15
11/30/2001            10,674.60                    10,738.13                  10,662.19
12/31/2001            10,549.61                    10,669.94                  10,582.03
 1/31/2002            10,633.44                    10,756.32                  10,656.10
 2/28/2002            10,709.32                    10,860.56                  10,735.38
 3/31/2002            10,511.08                    10,679.88                  10,563.89
 4/30/2002            10,672.89                    10,886.99                  10,751.40
 5/31/2002            10,773.04                    10,979.49                  10,833.25
 6/30/2002            10,855.33                    11,074.43                  10,879.90
 7/31/2002            10,897.81                    11,208.06                  10,944.94
 8/31/2002            11,143.09                    11,397.29                  11,145.56
 9/30/2002            11,331.28                    11,581.88                  11,318.24
10/31/2002            11,185.44                    11,529.13                  11,204.57
11/30/2002            11,211.89                    11,526.06                  11,244.37
12/31/2002            11,460.46                    11,764.14                  11,488.91
 1/31/2003            11,492.98                    11,774.18                  11,513.44
 2/28/2003            11,655.57                    11,937.10                  11,681.24
 3/31/2003            11,633.46                    11,927.90                  11,672.63
 4/30/2003            11,721.56                    12,026.33                  11,803.19
 5/31/2003            11,980.19                    12,250.56                  12,049.72
 6/30/2003            11,986.86                    12,226.24                  12,022.32
 7/31/2003            11,549.69                    11,815.20                  11,609.93
 8/31/2003            11,637.24                    11,893.65                  11,687.02
 9/30/2003            11,945.25                    12,208.48                  12,006.68
10/31/2003            11,878.29                    12,094.62                  11,909.71
11/30/2003            11,921.36                    12,123.59                  11,947.46
12/31/2003            12,022.60                    12,246.96                  12,065.36
 1/31/2004            12,119.49                    12,345.49                  12,166.86
 2/29/2004            12,242.91                    12,479.12                  12,282.55
 3/31/2004            12,340.42                    12,572.58                  12,376.69
 4/30/2004            12,000.05                    12,245.48                  12,073.01
 5/31/2004            11,954.95                    12,196.43                  12,011.35
 6/30/2004            12,019.23                    12,265.36                  12,072.86
 7/31/2004            12,154.03                    12,386.93                  12,188.23
 8/31/2004            12,367.70                    12,623.22                  12,417.32
 9/30/2004            12,414.39                    12,657.47                  12,457.44
10/31/2004            12,519.53                    12,763.61                  12,559.08
11/30/2004            12,445.09                    12,661.80                  12,483.01
12/31/2004            12,566.22                    12,778.31                  12,609.67
 1/31/2005            12,651.35                    12,858.55                  12,696.78
 2/28/2005            12,597.42                    12,782.64                  12,646.48
 3/31/2005            12,551.75                    12,716.99                  12,569.98
 4/30/2005            12,726.76                    12,889.10                  12,736.96
 5/31/2005            12,849.19                    13,028.55                  12,883.18
 6/30/2005            12,909.05                    13,099.59                  12,957.80
 7/31/2005            12,802.38                    12,980.34                  12,839.93
 8/31/2005            12,984.53                    13,146.74                  13,013.20
 9/30/2005            12,867.60                    13,011.31                  12,858.79
10/31/2005            12,773.42                    12,908.34                  12,739.93
11/30/2005            12,821.54                    12,965.43                  12,804.39
12/31/2005            12,938.72                    13,088.70                  12,928.57
 1/31/2006            12,933.42                    13,089.44                  12,921.49
 2/28/2006            12,980.37                    13,132.89                  12,969.31
 3/31/2006            12,862.81                    13,004.02                  12,822.31
 4/30/2006            12,805.05                    12,980.44                  12,770.86
 5/31/2006            12,804.90                    12,966.59                  12,765.03
 6/30/2006            12,831.18                    12,994.08                  12,773.89
 7/31/2006            12,994.20                    13,169.79                  12,942.71
 8/31/2006            13,189.46                    13,371.40                  13,148.90
 9/30/2006            13,310.91                    13,488.85                  13,264.78
10/31/2006            13,407.86                    13,578.08                  13,360.10
11/30/2006            13,550.35                    13,735.60                  13,521.80
12/31/2006            13,477.35                    13,655.89                  13,432.33
 1/31/2007            13,480.89                    13,650.28                  13,426.13
 2/28/2007            13,698.89                    13,860.77                  13,652.11
 3/31/2007            13,685.39                    13,861.19                  13,623.69
 4/30/2007            13,729.47                    13,935.94                  13,695.34
 5/31/2007            13,605.17                    13,830.32                  13,588.21
 6/30/2007            13,550.76                    13,789.41                  13,525.40
 7/31/2007            13,655.69                    13,904.43                  13,599.18
 8/31/2007            13,805.82                    14,074.85                  13,703.44
 9/30/2007            13,894.54                    14,181.63                  13,813.72
10/31/2007            14,001.70                    14,309.02                  13,916.79
11/30/2007            14,185.22                    14,566.34                  14,078.06
12/31/2007            14,155.17                    14,607.25                  14,043.73
 1/31/2008            14,390.41                    14,852.63                  14,222.68
 2/29/2008            14,378.15                    14,873.25                  14,183.73
 3/31/2008            14,392.61                    14,923.99                  14,113.93
 4/30/2008            14,411.95                    14,892.80                  14,166.10
 5/31/2008            14,375.01                    14,783.59                  14,072.36
 6/30/2008            14,321.29                    14,771.65                  14,023.06
 7/31/2008            14,252.99                    14,759.60                  13,913.27
 8/31/2008            14,352.53                    14,899.67                  13,952.53
 9/30/2008            13,946.40                    14,699.55                  13,484.16
10/31/2008            13,178.48                    14,352.58                  12,773.50
11/30/2008            13,173.80                    14,819.75                  12,906.72
12/31/2008            13,441.67                    15,372.66                  13,384.25
 1/31/2009            13,433.83                    15,237.03                  13,347.46
 2/28/2009            13,413.42                    15,179.51                  13,189.47
 3/31/2009            13,621.74                    15,390.53                  13,346.35
 4/30/2009            13,936.59                    15,464.11                  13,612.40
 5/31/2009            14,485.21                    15,576.28                  13,977.76
 6/30/2009            14,751.38                    15,664.87                  14,222.74
 7/31/2009            15,161.94                    15,917.54                  14,651.60
 8/31/2009            15,525.20                    16,082.36                  14,829.33
 9/30/2009            15,813.05                    16,251.30                  15,195.46
10/31/2009            15,956.67                    16,331.54                  15,318.67
11/30/2009            16,170.27                    16,542.98                  15,499.75
12/31/2009            16,095.07                    16,284.39                  15,355.23
 1/31/2010            16,394.41                    16,533.14                  15,607.67
 2/28/2010            16,466.06                    16,594.88                  15,652.82
 3/31/2010            16,520.50                    16,574.48                  15,711.87
 4/30/2010            16,739.28                    16,747.01                  15,940.20
 5/31/2010            16,743.53                    16,887.94                  15,941.10
 6/30/2010            16,936.80                    17,152.77                  16,204.93
 7/31/2010            17,133.67                    17,335.77                  16,413.98
 8/31/2010            17,407.63                    17,558.83                  16,703.12
 9/30/2010            17,526.38                    17,577.55                  16,754.11
10/31/2010            17,635.05                    17,640.13                  16,785.00
11/30/2010            17,559.81                    17,538.75                  16,676.60
12/31/2010            17,407.21                    17,349.62                  16,551.87
 1/31/2011            17,469.31                    17,369.81                  16,570.17

                                   [END CHART]

                          Data from 1/31/01 to 1/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Shares to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly into an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA INCOME FUND INSTITUTIONAL SHARES*


--------------------------------------------------------------------------------
                                              1/31/11             7/31/10
--------------------------------------------------------------------------------

Net Assets                                $255.4 Million       $190.7 Million
Net Asset Value Per Share                     $12.76               $12.78


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/11
--------------------------------------------------------------------------------
     7/31/10 to 1/31/11**          1 Year          Since Inception 8/01/08

            2.08%                   6.81%                   8.68%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

                                      0.38%


*The USAA Income Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA INCOME FUND       LIPPER A RATED BOND         BARCLAYS CAPITAL
                INSTITUTIONAL SHARES        FUNDS INDEX         U.S. AGGREGATE BOND INDEX
 7/31/2008           $10,000.00             $10,000.00                 $10,000.00
 8/31/2008            10,055.01              10,028.22                  10,094.91
 9/30/2008             9,773.05               9,691.59                   9,959.32
10/31/2008             9,237.79               9,180.80                   9,724.23
11/30/2008             9,236.65               9,276.55                  10,040.76
12/31/2008             9,427.63               9,619.78                  10,415.37
 1/31/2009             9,415.64               9,593.33                  10,323.47
 2/28/2009             9,411.92               9,479.78                  10,284.50
 3/31/2009             9,560.51               9,592.54                  10,427.47
 4/30/2009             9,783.97               9,783.75                  10,477.33
 5/31/2009            10,171.39              10,046.35                  10,553.32
 6/30/2009            10,360.57              10,222.43                  10,613.35
 7/31/2009            10,652.16              10,530.67                  10,784.54
 8/31/2009            10,900.47              10,658.41                  10,896.20
 9/30/2009            11,105.20              10,921.56                  11,010.66
10/31/2009            11,217.48              11,010.12                  11,065.03
11/30/2009            11,370.44              11,140.26                  11,208.28
12/31/2009            11,309.79              11,036.39                  11,033.08
 1/31/2010            11,531.30              11,217.83                  11,201.62
 2/28/2010            11,574.58              11,250.28                  11,243.45
 3/31/2010            11,624.81              11,292.72                  11,229.63
 4/30/2010            11,781.04              11,456.84                  11,346.52
 5/31/2010            11,786.08              11,457.48                  11,442.00
 6/30/2010            11,915.28              11,647.11                  11,621.43
 7/31/2010            12,065.96              11,797.36                  11,745.42
 8/31/2010            12,261.25              12,005.17                  11,896.55
 9/30/2010            12,347.04              12,041.82                  11,909.23
10/31/2010            12,425.80              12,064.03                  11,951.63
11/30/2010            12,365.74              11,986.12                  11,882.94
12/31/2010            12,261.04              11,896.47                  11,754.80
 1/31/2011            12,316.56              11,909.62                  11,768.48

                                   [END CHART]

                     Data from 7/31/08 to 1/31/11.*

                     See page 13 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper A Rated Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

USAA INCOME ADVISER SHARES (Symbol: UINCX)*


--------------------------------------------------------------------------------
                                                                     1/31/11
--------------------------------------------------------------------------------

Net Assets                                                        $4.9 Million
Net Asset Value Per Share                                            $12.75


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/11
--------------------------------------------------------------------------------
                            Since Inception 8/01/10**

                                      1.87%


--------------------------------------------------------------------------------
                        30-DAY SEC YIELD*** AS OF 1/31/11
--------------------------------------------------------------------------------

                                      3.01%


--------------------------------------------------------------------------------
                                EXPENSE RATIO****
--------------------------------------------------------------------------------

  Before Reimbursement    1.20%                  After Reimbursement    0.90%


*The USAA Income Adviser Shares (Adviser Shares) commenced operations on August 1, 2010, and do not have a full calendar year of performance.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

****USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES SO THAT THE
TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.90% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED DECEMBER 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

16  | USAA INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA INCOME        LIPPER A RATED BOND          BARCLAYS CAPITAL
                   ADVISER SHARES           FUNDS INDEX         U.S. AGGREGATE BOND INDEX
 7/31/2010           $10,000.00             $10,000.00                  $10,000.00
 8/31/2010            10,162.09              10,176.15                   10,128.67
 9/30/2010            10,236.32              10,207.22                   10,139.47
10/31/2010            10,297.51              10,226.04                   10,175.57
11/30/2010            10,243.44              10,160.00                   10,117.09
12/31/2010            10,151.81              10,084.01                   10,007.99
 1/31/2011            10,186.50              10,095.16                   10,019.64

                                   [END CHART]

                     Data from 7/31/10 to 1/31/11.*

                     See page 13 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Adviser Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper A Rated Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2011 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        40.2%
AA                                                                         12.0%
A                                                                          15.7%
BBB                                                                        26.0%
BELOW INVESTMENT-GRADE                                                      2.4%
UNRATED                                                                     0.1%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                         3.6%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. Government are not rated but are treated as AAA for credit quality purposes. Securities with short-term investmentgrade ratings represent the two highest short-term credit ratings. The below-investment grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages
21-41.

================================================================================

18  | USAA INCOME FUND

================================================================================

                         TOP 10 SECURITIES* -- 1/31/2011

--------------------------------------------------------------------------------

                                               COUPON RATE %     % OF NET ASSETS
                                               ---------------------------------
U.S. Treasury Notes .........................      3.63%               2.9%
U.S. Treasury Notes .........................      3.50%               2.5%
U.S. Treasury Inflation-Indexed Notes .......      2.38%               1.9%
U.S. Treasury Notes .........................      2.63%               1.7%
U.S. Treasury Bonds .........................      3.88%               0.9%
Household Finance Corp. .....................      6.38%               0.9%
U.S. Treasury Notes .........................      3.38%               0.9%
U.S. Treasury Inflation-Indexed Notes .......      1.13%               0.8%
U.S. Treasury Notes .........................      2.63%               0.8%
Region of Lombardy ..........................      5.80%               0.8%

* Excludes short-term investments purchased with cash collateral from securities loaned.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

                         o PORTFOLIO MIX -- 1/31/2011 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                      33.6%
EURODOLLAR AND YANKEE OBLIGATIONS                                          15.3%
U.S. TREASURY SECURITIES                                                   13.0%
COMMERCIAL MORTGAGE SECURITIES                                             11.7%
U.S. GOVERNMENT AGENCY ISSUES                                               8.0%
ASSET-BACKED SECURITIES                                                     4.6%
MUNICIPAL BONDS                                                             4.3%
PREFERRED SECURITIES                                                        4.0%
COMMON STOCKS                                                               2.1%
MONEY MARKET INSTRUMENTS                                                    3.2%

                                   [END CHART]

Percentage are of net assets of the Fund and may not equal 100%.

================================================================================

20  | USAA INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (33.6%)

             CONSUMER DISCRETIONARY (1.7%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.2%)
 $  5,000    Toyota Motor Credit Corp.                                 0.44%(a)     11/15/2012     $    5,004
                                                                                                   ----------
             BROADCASTING (0.3%)
   10,000    NBC Universal Inc.(b)                                     5.15          4/30/2020         10,330
                                                                                                   ----------
             CABLE & SATELLITE (0.4%)
   10,000    Time Warner Cable, Inc.                                   6.75          7/01/2018         11,599
                                                                                                   ----------
             CASINOS & GAMING (0.1%)
    3,000    International Game Technology                             7.50          6/15/2019          3,440
                                                                                                   ----------
             DEPARTMENT STORES (0.2%)
    5,000    Macy's Retail Holdings, Inc.                              5.35          3/15/2012          5,206
                                                                                                   ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
    5,000    Hillenbrand, Inc.                                         5.50          7/15/2020          4,962
                                                                                                   ----------
             SPECIALTY STORES (0.4%)
    5,000    Staples, Inc.                                             7.75          4/01/2011          5,055
    5,000    Staples, Inc.                                             9.75          1/15/2014          6,097
                                                                                                   ----------
                                                                                                       11,152
                                                                                                   ----------
             Total Consumer Discretionary                                                              51,693
                                                                                                   ----------
             CONSUMER STAPLES (2.7%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    4,000    Bunge Ltd. Finance Co.                                    8.50          6/15/2019          4,729
                                                                                                   ----------
             DRUG RETAIL (0.5%)
    8,985    CVS Caremark Corp.                                        6.04         12/10/2028          9,179
    4,913    CVS Pass-Through Trust(b)                                 7.51          1/10/2032          5,653
                                                                                                   ----------
                                                                                                       14,832
                                                                                                   ----------
             FOOD RETAIL (0.2%)
    5,000    Kroger Co.                                                5.50          2/01/2013          5,399
                                                                                                   ----------
             HOUSEHOLD PRODUCTS (0.6%)
   17,000    Clorox Co.(c)                                             6.13          2/01/2011         17,000
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             HYPERMARKETS & SUPER CENTERS (0.2%)
 $  5,000    Costco Wholesale Corp.                                    5.30%         3/15/2012     $    5,242
                                                                                                   ----------
             PACKAGED FOODS & MEAT (0.5%)
   15,000    Kellogg Co.(c)                                            6.60          4/01/2011         15,155
                                                                                                   ----------
             SOFT DRINKS (0.6%)
    5,000    Coca Cola Co.                                             0.34(a)       5/15/2012          5,006
    2,000    PepsiAmericas, Inc.                                       4.50          3/15/2013          2,140
    5,000    PepsiCo, Inc.                                             0.33(a)       7/15/2011          5,003
    5,000    PepsiCo, Inc.                                             7.90         11/01/2018          6,378
                                                                                                   ----------
                                                                                                       18,527
                                                                                                   ----------
             Total Consumer Staples                                                                    80,884
                                                                                                   ----------
             ENERGY (5.0%)
             -------------
             COAL & CONSUMABLE FUELS (0.2%)
    4,000    Peabody Energy Corp.                                      6.50          9/15/2020          4,265
                                                                                                   ----------
             INTEGRATED OIL & GAS (0.2%)
    5,000    Hess Corp.                                                8.13          2/15/2019          6,356
                                                                                                   ----------
             OIL & GAS DRILLING (0.5%)
    3,000    Nabors Industries, Inc.                                   9.25          1/15/2019          3,719
    5,000    Rowan Companies, Inc.                                     7.88          8/01/2019          5,896
    5,000    Transocean, Inc.                                          5.25          3/15/2013          5,321
                                                                                                   ----------
                                                                                                       14,936
                                                                                                   ----------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
    5,000    Baker Hughes, Inc.                                        7.50         11/15/2018          6,260
    5,000    Smith International, Inc.                                 8.63          3/15/2014          5,984
                                                                                                   ----------
                                                                                                       12,244
                                                                                                   ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    5,000    Anadarko Petroleum Corp.                                  6.13          3/15/2012          5,251
    5,000    Anadarko Petroleum Corp.                                  5.95          9/15/2016          5,491
    4,000    EQT Corp.                                                 8.13          6/01/2019          4,707
    5,000    Noble Energy, Inc.                                        8.25          3/01/2019          6,353
    5,000    QEP Resources, Inc.                                       6.88          3/01/2021          5,250
                                                                                                   ----------
                                                                                                       27,052
                                                                                                   ----------
             OIL & GAS REFINING & MARKETING (0.2%)
    5,000    Valero Energy Corp.                                       9.38          3/15/2019          6,367
                                                                                                   ----------
             OIL & GAS STORAGE & TRANSPORTATION (2.6%)
    5,000    DCP Midstream, LLC(b)                                     9.70         12/01/2013          5,977
    3,300    El Paso Corp.                                             7.80          8/01/2031          3,376
    3,000    El Paso Corp.                                             7.75          1/15/2032          3,054
    5,000    Enbridge Energy Partners, LP                              5.35         12/15/2014          5,501

================================================================================

22  | USAA INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
 $  4,000    Enbridge Energy Partners, LP                              8.05%        10/01/2037     $    4,242
    3,000    Energy Transfer Partners, LP                              9.00          4/15/2019          3,821
   10,000    Enterprise Products Operating, LLC                        6.30          9/15/2017         11,392
    5,000    Enterprise Products Operating, LLC                        5.20          9/01/2020          5,177
    5,000    NGPL PipeCo, LLC                                          7.12         12/15/2017          5,531
    5,000    Nustar Logistics, LP                                      7.65          4/15/2018          5,865
    5,000    Oneok Partners, LP                                        8.63          3/01/2019          6,266
    5,000    Plains All American Pipeline, LP                          6.50          5/01/2018          5,643
    3,000    Plains All American Pipeline, LP                          8.75          5/01/2019          3,772
    5,000    Sunoco Logistics Partners Operations, LP                  8.75          2/15/2014          5,753
    3,000    Transcontinental Gas Pipeline Corp.                       8.88          7/15/2012          3,325
                                                                                                   ----------
                                                                                                       78,695
                                                                                                   ----------
             Total Energy                                                                             149,915
                                                                                                   ----------
             FINANCIALS (10.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
   10,000    Bank of New York Mellon(d)                                0.58(a)       1/31/2014         10,003
    2,000    Mellon Funding Corp.                                      0.44(a)       5/15/2014          1,986
    5,000    State Street Capital Trust III                            8.25                  -(e)       5,050
                                                                                                   ----------
                                                                                                       17,039
                                                                                                   ----------
             CONSUMER FINANCE (1.4%)
   10,000    American Honda Finance Corp.(b)                           7.63         10/01/2018         12,323
    3,000    ERAC USA Finance Co.(b)                                   6.38         10/15/2017          3,340
   25,200    Household Finance Corp.(c)                                6.38         10/15/2011         26,182
                                                                                                   ----------
                                                                                                       41,845
                                                                                                   ----------
             DIVERSIFIED BANKS (0.8%)
    5,000    Canadian Imperial Bank                                    0.49(a)       5/04/2012          4,997
   10,000    Societe Generale NY                                       0.64(a)       2/03/2012          9,998
    5,000    Wells Fargo Capital XIII                                  7.70                  -(e)       5,184
    5,000    Wells Fargo Capital XV                                    9.75                  -(e)       5,519
                                                                                                   ----------
                                                                                                       25,698
                                                                                                   ----------
             LIFE & HEALTH INSURANCE (0.8%)
    5,000    Great-West Life & Annuity Insurance Co.(b)                7.15          5/16/2046          5,150
    5,000    MetLife Global Funding I(b)                               0.70(a)       7/13/2011          5,005
    5,000    MetLife Global Funding I(b)                               0.80(a)       4/10/2012          5,000
   10,000    New York Life Global Funding                              0.43(a)       6/16/2011         10,007
                                                                                                   ----------
                                                                                                       25,162
                                                                                                   ----------
             MULTI-LINE INSURANCE (0.3%)
    5,000    AIG Sunamerica Global Financing(b)                        6.30          5/10/2011          5,094
    5,000    HCC Insurance Holdings, Inc.                              6.30         11/15/2019          5,251
                                                                                                   ----------
                                                                                                       10,345
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
 $  6,000    Bank of America Corp.                                     8.00%                 -(e)  $    6,228
    5,000    Countrywide Financial Corp.                               5.80          6/07/2012          5,269
    3,000    JPMorgan Chase & Co.                                      7.90                  -(e)       3,245
    4,000    Ohio National Financial Services, Inc.(b)                 6.38          4/30/2020          4,146
                                                                                                   ----------
                                                                                                       18,888
                                                                                                   ----------
             PROPERTY & CASUALTY INSURANCE (1.6%)
    1,000    Assured Guaranty U.S. Holdings, Inc.                      6.40         12/15/2066            745
   15,000    Berkshire Hathaway Finance Corp.                          4.85          1/15/2015         16,515
   10,000    Berkshire Hathaway, Inc.                                  0.47(a)       2/10/2012         10,023
   10,000    Ironshore Holdings, Inc.(b)                               8.50          5/15/2020         10,463
    5,000    Progressive Corp.                                         6.70          6/15/2037          5,344
    5,000    Travelers Companies, Inc.                                 6.25          3/15/2037          5,207
                                                                                                   ----------
                                                                                                       48,297
                                                                                                   ----------
             REGIONAL BANKS (0.7%)
    5,000    Chittenden Corp.                                          5.80          2/14/2017          4,993
    8,000    Hudson United Bank                                        7.00          5/15/2012          8,588
    6,000    Huntington Bancshares, Inc.                               7.00         12/15/2020          6,440
                                                                                                   ----------
                                                                                                       20,021
                                                                                                   ----------
             REINSURANCE (0.3%)
   10,000    Alterra Finance, LLC                                      6.25          9/30/2020          9,998
                                                                                                   ----------
             REITs - DIVERSIFIED (0.2%)
    5,000    Liberty Property, LP                                      6.63         10/01/2017          5,762
                                                                                                   ----------
             REITs - INDUSTRIAL (0.4%)
    5,000    AMB Property, LP                                          6.30          6/01/2013          5,402
    5,000    ProLogis                                                  7.38         10/30/2019          5,750
                                                                                                   ----------
                                                                                                       11,152
                                                                                                   ----------
             REITs - OFFICE (0.9%)
    5,000    BioMed Realty, LP(b)                                      6.13          4/15/2020          5,277
   10,000    Boston Properties, Inc.                                   5.88         10/15/2019         10,953
    5,000    HRPT Properties Trust                                     5.75         11/01/2015          5,252
    1,681    Mack-Cali Realty, LP                                      5.80          1/15/2016          1,778
    3,000    Mack-Cali Realty, LP                                      7.75          8/15/2019          3,476
                                                                                                   ----------
                                                                                                       26,736
                                                                                                   ----------
             REITs - RESIDENTIAL (0.2%)
    4,860    AvalonBay Communities, Inc.                               5.50          1/15/2012          5,044
                                                                                                   ----------
             REITs - RETAIL (1.0%)
    2,500    Developers Diversified Realty Corp.                       7.50          7/15/2018          2,762
   10,000    Equity One, Inc.                                          6.25         12/15/2014         10,773
    3,000    Federal Realty Investment Trust                           5.90          4/01/2020          3,246

================================================================================

24  | USAA INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
 $  5,000    National Retail Properties, Inc.                          6.88%        10/15/2017     $    5,396
    2,000    Regency Centers, LP                                       6.00          6/15/2020          2,044
    5,000    Weingarten Realty Investors                               4.86          1/15/2014          5,141
                                                                                                   ----------
                                                                                                       29,362
                                                                                                   ----------
             REITs - SPECIALIZED (0.7%)
    4,000    Entertainment Properties Trust(b)                         7.75          7/15/2020          4,220
   10,000    Health Care REIT, Inc.                                    6.13          4/15/2020         10,665
    5,000    Nationwide Health Properties, Inc.                        6.25          2/01/2013          5,355
    2,000    Ventas Realty, LP                                         6.75          4/01/2017          2,089
                                                                                                   ----------
                                                                                                       22,329
                                                                                                   ----------
             Total Financials                                                                         317,678
                                                                                                   ----------
             HEALTH CARE (1.2%)
             ------------------
             HEALTH CARE EQUIPMENT (0.2%)
    4,000    Hospira, Inc.                                             6.40          5/15/2015          4,533
                                                                                                   ----------
             LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500    Thermo Fisher Scientific, Inc.                            5.00          6/01/2015          2,730
                                                                                                   ----------
             MANAGED HEALTH CARE (0.2%)
    5,000    Highmark, Inc.(b)                                         6.80          8/15/2013          5,621
                                                                                                   ----------
             PHARMACEUTICALS (0.7%)
   10,000    Genentech, Inc.                                           4.75          7/15/2015         11,015
    5,000    Mylan, Inc.(b)                                            7.88          7/15/2020          5,556
    5,000    Roche Holdings, Inc.(b)                                   6.00          3/01/2019          5,787
                                                                                                   ----------
                                                                                                       22,358
                                                                                                   ----------
             Total Health Care                                                                         35,242
                                                                                                   ----------
             INDUSTRIALS (2.5%)
             ------------------
             AIRLINES (0.4%)
    2,449    American Airlines, Inc. Pass-Through Trust               10.38          7/02/2019          2,933
    4,697    Continental Airlines, Inc. Pass-Through Trust             9.00          7/08/2016          5,448
    5,000    US Airways Group, Inc.                                    6.25          4/22/2023          5,000
                                                                                                   ----------
                                                                                                       13,381
                                                                                                   ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
   10,000    Caterpillar Financial Services Corp.                      0.55(a)      12/16/2011         10,024
   10,000    John Deere Capital Corp.                                  5.10          1/15/2013         10,782
    5,000    Paccar, Inc.                                              6.88          2/15/2014          5,734
                                                                                                   ----------
                                                                                                       26,540
                                                                                                   ----------
             INDUSTRIAL MACHINERY (0.4%)
   10,000    Danaher Corp.                                             5.63          1/15/2018         11,348
    1,500    SPX Corp.(b)                                              6.88          9/01/2017          1,620
                                                                                                   ----------
                                                                                                       12,968
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             RAILROADS (0.8%)
 $  2,058    CSX Transportation, Inc.                                  9.75%         6/15/2020     $    2,790
    2,842    Norfolk Southern Railway Co.                              9.75          6/15/2020          3,936
   10,000    TTX Co.(b)                                                5.40          2/15/2016         10,953
    5,000    Union Pacific Corp.                                       7.88          1/15/2019          6,270
                                                                                                   ----------
                                                                                                       23,949
                                                                                                   ----------
             Total Industrials                                                                         76,838
                                                                                                   ----------
             INFORMATION TECHNOLOGY (0.6%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.2%)
    5,000    Harris Corp.                                              5.95         12/01/2017          5,634
                                                                                                   ----------
             IT CONSULTING & OTHER SERVICES (0.4%)
    5,000    IBM Corp.                                                 0.33(a)      11/04/2011          5,004
    5,000    IBM Corp.                                                 7.63         10/15/2018          6,337
                                                                                                   ----------
                                                                                                       11,341
                                                                                                   ----------
             Total Information Technology                                                              16,975
                                                                                                   ----------
             MATERIALS (2.4%)
             ----------------
             DIVERSIFIED CHEMICALS (0.4%)
    5,000    Chevron Phillips Chemical Co., LP(b)                      7.00          6/15/2014          5,674
    5,000    Dow Chemical Co.                                          7.60          5/15/2014          5,814
                                                                                                   ----------
                                                                                                       11,488
                                                                                                   ----------
             METAL & GLASS CONTAINERS (0.7%)
   10,000    Ball Corp.                                                6.63          3/15/2018         10,275
    5,000    Crown Americas, LLC                                       7.75         11/15/2015          5,225
    5,000    Reynolds Group Holdings Ltd.(f)                           6.50          5/05/2016          5,012
                                                                                                   ----------
                                                                                                       20,512
                                                                                                   ----------
             PAPER PRODUCTS (0.5%)
    5,000    Georgia-Pacific, LLC(b)                                   7.00          1/15/2015          5,200
   10,000    International Paper Co.                                   7.40          6/15/2014         11,360
                                                                                                   ----------
                                                                                                       16,560
                                                                                                   ----------
             SPECIALTY CHEMICALS (0.6%)
    5,000    Cytec Industries, Inc.                                    8.95          7/01/2017          6,101
    5,000    Lubrizol Corp.                                            8.88          2/01/2019          6,304
    5,000    RPM International, Inc.                                   6.13         10/15/2019          5,159
                                                                                                   ----------
                                                                                                       17,564
                                                                                                   ----------
             STEEL (0.2%)
    5,000    Allegheny Technologies, Inc.                              9.38          6/01/2019          6,221
                                                                                                   ----------
             Total Materials                                                                           72,345
                                                                                                   ----------

================================================================================

26  | USAA INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
 $  5,000    Qwest Communications International                        7.13%         4/01/2018     $    5,425
                                                                                                   ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    5,000    Verizon Wireless Capital, LLC                             8.50         11/15/2018          6,529
                                                                                                   ----------
             Total Telecommunication Services                                                          11,954
                                                                                                   ----------
             UTILITIES (6.6%)
             ----------------
             ELECTRIC UTILITIES (3.6%)
    5,000    AmerenIP                                                  9.75         11/15/2018          6,438
    5,000    Cleveland Electric Illuminating Co.                       8.88         11/15/2018          6,327
    1,320    FPL Energy American Wind(b)                               6.64          6/20/2023          1,352
    5,000    FPL Group Capital, Inc.                                   0.69(a)      11/09/2012          5,021
    5,000    FPL Group Capital, Inc.                                   7.30          9/01/2067          5,219
    5,000    Gulf Power Co.                                            4.90         10/01/2014          5,338
    5,000    Nevada Power Co.                                          7.13          3/15/2019          5,919
   10,000    Northern States Power Co.                                 8.00          8/28/2012         11,072
    5,000    Oglethorpe Power Corp.                                    6.10          3/15/2019          5,627
    5,000    Otter Tail Corp.                                          9.00         12/15/2016          5,450
    5,000    PPL Energy Supply, LLC                                    6.20          5/15/2016          5,574
    8,690    Southern Co.                                              0.70(a)      10/21/2011          8,716
    6,126    Tristate General & Transport Association, Inc.(b)         6.04          1/31/2018          6,607
    9,000    Union Electric Co.                                        6.70          2/01/2019         10,445
    8,667    UtiliCorp Canada Finance Corp.                            7.75          6/15/2011          8,867
   10,000    West Penn Power Co.                                       6.63          4/15/2012         10,586
                                                                                                   ----------
                                                                                                      108,558
                                                                                                   ----------
             GAS UTILITIES (1.5%)
    8,000    AGL Capital Corp.                                         6.38          7/15/2016          9,113
    4,000    Atmos Energy Corp.                                        8.50          3/15/2019          5,045
   10,000    Florida Gas Transmission Co.(b)                           5.45          7/15/2020         10,470
    8,000    Gulfstream Natural Gas Systems, LLC(b)                    5.56         11/01/2015          8,776
    5,000    Questar Pipeline Co.                                      5.83          2/01/2018          5,535
    5,000    Southern Star Central Gas Pipeline, Inc.(b)               6.00          6/01/2016          5,474
                                                                                                   ----------
                                                                                                       44,413
                                                                                                   ----------
             MULTI-UTILITIES (1.3%)
    5,000    Black Hills Corp.                                         9.00          5/15/2014          5,772
    5,000    Black Hills Corp.                                         5.88          7/15/2020          5,172
    5,000    CenterPoint Energy Houston Electric, LLC                  7.00          3/01/2014          5,752
    5,000    NiSource, Inc.                                           10.75          3/15/2016          6,601
    5,000    Northwestern Corp.                                        6.34          4/01/2019          5,495

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
 $  5,000    Puget Sound Energy, Inc.                                  6.97%         6/01/2067     $    4,928
    5,000    South Carolina Electric & Gas Co.                         5.30          5/15/2033          4,872
                                                                                                   ----------
                                                                                                       38,592
                                                                                                   ----------
             WATER UTILITIES (0.2%)
    5,475    American Water Capital Corp.                              6.09         10/15/2017          6,214
                                                                                                   ----------
             Total Utilities                                                                          197,777
                                                                                                   ----------
             Total Corporate Obligations (cost: $919,266)                                           1,011,301
                                                                                                   ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (15.3%)

             ENERGY (1.8%)
             -------------
             INTEGRATED OIL & GAS (0.1%)
    4,000    Husky Energy, Inc.                                        7.25         12/15/2019          4,760
                                                                                                   ----------
             OIL & GAS DRILLING (0.4%)
    1,326    Delek & Avner-Yam Tethys Ltd.(b)                          1.39(a)       8/01/2013          1,336
   10,000    Noble Holding International Ltd.                          4.90          8/01/2020         10,225
                                                                                                   ----------
                                                                                                       11,561
                                                                                                   ----------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
    5,000    Weatherford International Ltd.                            9.63          3/01/2019          6,527
                                                                                                   ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    5,000    Canadian Natural Resources Ltd.                           5.70          5/15/2017          5,667
    3,500    Talisman Energy, Inc.                                     7.75          6/01/2019          4,303
   10,000    Woodside Finance Ltd.(b)                                  8.75          3/01/2019         12,500
                                                                                                   ----------
                                                                                                       22,470
                                                                                                   ----------
             OIL & GAS REFINING & MARKETING (0.4%)
    5,000    GS Caltex Corp.                                           7.25          7/02/2013          5,517
    5,000    GS Caltex Corp.(b)                                        5.50         10/15/2015          5,310
                                                                                                   ----------
                                                                                                       10,827
                                                                                                   ----------
             Total Energy                                                                              56,145
                                                                                                   ----------
             FINANCIALS (7.4%)
             -----------------
             DIVERSIFIED BANKS (4.7%)
    6,000    Banco Santander(b)                                        5.38         12/09/2014          6,319
   10,000    Bank of Montreal(b)                                       2.85          6/09/2015         10,201
    5,180    Barclays Bank plc(b)                                      7.38                  -(e)       5,186
    5,000    Barclays Bank plc(b)                                      6.05         12/04/2017          5,143
   10,000    BBVA US Senior SA Uniper(b)                               0.46(a)       5/24/2011          9,992
    5,000    BNP Paribas(b)                                            7.20                  -(e)       4,788
    5,000    Canadian Imperial Bank(b)                                 2.00          2/04/2013          5,089
    5,000    Canadian Imperial Bank Corp.(b)                           7.26          4/10/2032          5,394
   10,000    Commonwealth Bank Australia(b)                            0.59(a)      11/04/2011         10,006

================================================================================

28  | USAA INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
 $ 10,000    Danske Bank A/S (NBGA)                                    0.63%(a)      5/24/2012     $    9,985
   20,000    Landesbank Baden-Wuerttemberg                             6.35          4/01/2012         21,148
   10,000    LBG Capital No.1 plc                                      8.00                  -(e)       9,000
    5,000    Mizuho Capital Investment 1 Ltd.(b)                       6.69                  -(e)       4,831
   15,000    Nordea Bank AB(b)                                         5.25         11/30/2012         15,884
    5,000    Nordea Bank AB(b)                                         1.20(a)       1/14/2014          4,997
    5,000    Standard Chartered Bank(b)                                6.40          9/26/2017          5,400
   10,000    Westpac Banking Corp.(b)                                  0.60(a)      10/21/2011         10,010
                                                                                                   ----------
                                                                                                      143,373
                                                                                                   ----------
             INVESTMENT BANKING & BROKERAGE (0.2%)
    5,000    Credit Suisse Group, AG                                   5.50          5/01/2014          5,505
                                                                                                   ----------
             MULTI-LINE INSURANCE (0.6%)
    3,000    Oil Insurance Ltd.(b)                                     7.56                  -(e)       2,811
   15,000    ZFS Finance USA Trust II(b)                               6.45         12/15/2065         15,150
                                                                                                   ----------
                                                                                                       17,961
                                                                                                   ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    5,000    ING Capital Funding Trust III                             3.90(a)               -(e)       4,758
                                                                                                   ----------
             PROPERTY & CASUALTY INSURANCE (0.3%)
    5,000    Catlin Insurance Co. Ltd.(b)                              7.25                  -(e)       4,587
    5,000    XL Capital Ltd.                                           6.50                  -(e)       4,569
                                                                                                   ----------
                                                                                                        9,156
                                                                                                   ----------
             REGIONAL BANKS (0.4%)
    5,000    Glitnir Banki hf, acquired 9/20/2007;
               cost $4,989(b),(g),(h)                                  6.38          9/25/2012          1,513
    5,000    Kaupthing Bank hf, acquired 6/22/2006;
               cost $4,942(b),(g),(h),(i)                              7.13          5/19/2016              -
   10,000    Vestjysk Bank A/S (NBGA)(b)                               0.85(a)       6/17/2013         10,085
                                                                                                   ----------
                                                                                                       11,598
                                                                                                   ----------
             REITs - RETAIL (0.4%)
   10,000    Westfield Capital Corp.(b)                                5.13         11/15/2014         10,810
                                                                                                   ----------
             SOVEREIGN DEBT (0.3%)
   10,000    Kommunalbanken A/S (NBGA)(b)                              0.40(a)      10/21/2013          9,994
                                                                                                   ----------
             THRIFTS & MORTGAGE FINANCE (0.3%)
   10,000    Stadshypotek AB(b)                                        0.85(a)       9/30/2013          9,995
                                                                                                   ----------
             Total Financials                                                                         223,150
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             GOVERNMENT (2.7%)
             -----------------
             FOREIGN GOVERNMENT (2.7%)
 $ 10,000    Arbejdernes Landsbank (NBGA)(b)                           0.85%(a)      7/09/2013     $   10,091
   10,000    Dexia Credit Local (NBGA)                                 0.95(a)       9/23/2011         10,025
    7,000    Finance For Danish Industry A/S (NBGA)(b)                 0.53(a)       8/17/2012          7,041
   10,000    Lloyds TSB Bank plc (NBGA)                                0.50(a)       6/17/2011         10,005
   25,000    Region of Lombardy(c)                                     5.80         10/25/2032         23,400
   10,000    Republic of Poland                                        5.25          1/15/2014         10,675
   10,000    Royal Bank of Scotland Group plc (NBGA)(b)                0.55(a)       3/30/2012          9,998
                                                                                                   ----------
             Total Government                                                                          81,235
                                                                                                   ----------
             INDUSTRIALS (0.2%)
             ------------------
             INDUSTRIAL MACHINERY (0.2%)
    1,500    Ingersoll Rand Co.                                        9.00          8/15/2021          1,887
    3,000    Ingersoll-Rand GL Holding Co.                             9.50          4/15/2014          3,613
                                                                                                   ----------
             Total Industrials                                                                          5,500
                                                                                                   ----------
             MATERIALS (2.6%)
             ----------------
             CONSTRUCTION MATERIALS (0.7%)
   10,000    CRH America, Inc.                                         6.00          9/30/2016         10,753
   10,000    Holcim US Finance                                         6.00         12/30/2019         10,480
                                                                                                   ----------
                                                                                                       21,233
                                                                                                   ----------
             DIVERSIFIED METALS & MINING (0.6%)
    5,000    Glencore Funding, LLC(b)                                  6.00          4/15/2014          5,296
    3,000    Noranda, Inc.                                             6.00         10/15/2015          3,316
    5,000    Rio Tinto Finance (USA) Ltd.                              9.00          5/01/2019          6,639
    2,034    Xstrata Canada Corp.                                      5.38          6/01/2015          2,190
                                                                                                   ----------
                                                                                                       17,441
                                                                                                   ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
   10,000    Agrium, Inc.                                              8.25          2/15/2011         10,026
    8,000    Yara International ASA(b)                                 5.25         12/15/2014          8,670
    2,000    Yara International ASA(b)                                 7.88          6/11/2019          2,411
                                                                                                   ----------
                                                                                                       21,107
                                                                                                   ----------
             GOLD (0.4%)
   10,000    Barrick NA Finance, LLC                                   6.80          9/15/2018         12,081
                                                                                                   ----------
             STEEL (0.2%)
    5,000    ArcelorMittal                                             9.00          2/15/2015          6,003
                                                                                                   ----------
             Total Materials                                                                           77,865
                                                                                                   ----------

================================================================================

30  | USAA INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             UTILITIES (0.6%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
 $ 10,200    Transalta Corp.                                           6.65%         5/15/2018     $   11,524
                                                                                                   ----------
             MULTI-UTILITIES (0.2%)
    5,000    Veolia Environnement                                      6.00          6/01/2018          5,597
                                                                                                   ----------
             Total Utilities                                                                           17,121
                                                                                                   ----------
             Total Eurodollar and Yankee Obligations (cost: $445,991)                                 461,016
                                                                                                   ----------

             ASSET-BACKED SECURITIES (4.6%)

             ASSET-BACKED FINANCING (4.6%)
    6,000    AESOP Funding II, LLC                                     5.68           2/20/2013         6,416
   10,000    AESOP Funding II, LLC(b)                                  9.31          10/20/2013        11,031
    4,000    AmeriCredit Automobile Receivables Trust                  3.72          11/17/2014         4,147
    1,302    Banc of America Securities Auto Trust                     5.51           2/19/2013         1,305
    2,249    Bank of America Securities Auto Trust(b)                  2.13           9/15/2013         2,268
    5,000    Bank One Issuance Trust                                   1.06(a)        2/15/2017         4,954
    2,225    Capital One Auto Finance Trust                            0.29(a)        5/15/2013         2,214
   13,000    Capital One Multi-Asset Execution Trust                   0.58(a)        7/15/2014        12,885
    4,304    Centre Point Funding, LLC(b)                              5.43           7/20/2015         4,509
    5,000    Chase Issuance Trust                                      5.12          10/15/2014         5,361
    3,593    CIT Equipment Collateral                                  3.07           8/15/2016         3,625
    3,000    Citibank Credit Card Issuance Trust                       5.70           5/15/2013         3,072
    5,000    Citibank Credit Card Issuance Trust                       5.10          11/20/2017         5,578
    2,000    Citibank Credit Card Issuance Trust                       5.35           2/07/2020         2,235
    3,334    CPS Auto Receivables Trust (INS)                          6.48           7/15/2013         3,455
    5,000    Credit Acceptance Auto Loan Trust(b)                      5.68           5/15/2017         5,163
    3,000    Ford Credit Auto Owner Trust                              2.01(a)        4/15/2013         3,040
   10,000    Hertz Vehicle Financing, LLC(b)                           5.93           3/25/2016        10,998
   10,000    Holmes Master Issuer, plc(b)                              1.70(a)       10/15/2054        10,014
    5,000    Huntington Auto Trust(b)                                  5.64           2/15/2013         5,074
    4,663    Prestige Auto Receivables Trust "A"(b)                    5.67           4/15/2017         4,751
   10,000    Rental Car Finance Corp.(b)                               0.40(a)        7/25/2013         9,661
    4,296    SLM Student Loan Trust                                    0.85(a)       10/25/2038         3,512
    5,250    SLM Student Loan Trust                                    0.53(a)        1/25/2041         4,251
    5,000    Volkswagen Auto Loan Enhanced Trust                       6.24           7/20/2015         5,399
    5,000    Volvo Financial Equipment LLC(b)                          2.99           5/15/2017         5,059
                                                                                                   ----------
             Total Asset-Backed Securities (cost: $130,201)                                           139,977
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             COMMERCIAL MORTGAGE SECURITIES (11.7%)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (11.7%)
 $  6,645    Banc of America Commercial Mortgage, Inc.                 5.79%         5/11/2035     $    6,721
    2,800    Banc of America Commercial Mortgage, Inc.                 6.33          5/11/2035          2,827
   10,000    Banc of America Commercial Mortgage, Inc.                 4.65          9/11/2036         10,486
    5,125    Banc of America Commercial Mortgage, Inc.                 4.99         11/10/2042          5,180
    3,155    Banc of America Commercial Mortgage, Inc.                 4.16         12/10/2042          3,160
   10,000    Banc of America Commercial Mortgage, Inc.                 5.72          5/10/2045         10,854
   11,000    Banc of America Commercial Mortgage, Inc.                 5.35          9/10/2047         11,493
    5,008    Bear Stearns Commercial Mortgage Securities, Inc.(b)      6.00          6/16/2030          5,243
   11,545    Bear Stearns Commercial Mortgage Securities, Inc.         5.46          3/11/2039         12,448
    4,620    Bear Stearns Commercial Mortgage Securities, Inc.         5.00          3/13/2040          4,327
    5,000    Citigroup Commercial Mortgage Trust(b)                    4.83          9/20/2051          4,965
   12,000    Commercial Mortgage Trust                                 5.12          6/10/2044         12,879
    8,000    Credit Suisse First Boston Mortgage Capital               5.71          2/15/2039          8,569
    9,475    Credit Suisse First Boston Mortgage Securities Corp.      4.81          2/15/2038          9,832
    5,000    Credit Suisse First Boston Mortgage Securities Corp.      5.10          8/15/2038          5,034
   11,100    Credit Suisse First Boston Mortgage Securities Corp.      5.23         12/15/2040         11,960
   10,000    GE Commercial Mortgage Corp.                              5.34          3/10/2044         10,723
    4,000    GE Commercial Mortgage Corp.                              5.07          7/10/2045          4,032
    2,824    Greenwich Capital Commercial Funding Corp.                4.31          8/10/2042          2,859
   12,215    J.P. Morgan Chase Commercial Mortgage Securities Corp.    4.82          9/12/2037         12,447
    6,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.00         10/15/2042          6,219
   10,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.49          4/15/2043         10,608
    3,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.81          6/12/2043          3,269
   10,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.34         12/15/2044         10,842
    9,859    J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.88          4/15/2045         10,592
    2,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.    4.63          3/15/2046          2,054
    7,000    LB-UBS Commercial Mortgage Trust                          4.58          8/15/2029          7,047
    2,000    LB-UBS Commercial Mortgage Trust                          4.51         12/15/2029          2,036
   10,000    LB-UBS Commercial Mortgage Trust                          4.95          9/15/2030         10,665
    7,000    LB-UBS Commercial Mortgage Trust                          5.40          9/15/2039          7,580
    7,000    Merrill Lynch Mortgage Trust                              5.62          7/12/2034          7,280
    9,217    Merrill Lynch Mortgage Trust                              5.02          7/12/2038          9,802

================================================================================

32  | USAA INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
 $ 12,550    Morgan Stanley Capital I, Inc.                            4.59%         4/14/2040     $   12,634
    7,000    Morgan Stanley Capital I, Inc.                            5.97          8/12/2041          7,537
    5,350    Morgan Stanley Capital I, Inc.                            5.17          1/14/2042          5,829
   10,000    Morgan Stanley Capital I, Inc.                            5.69          7/12/2044         10,684
    6,271    Morgan Stanley Capital I, Inc.                            4.85          6/12/2047          6,556
   11,413    Morgan Stanley Capital I, Inc.                            5.17         10/12/2052         11,891
    5,000    Morgan Stanley Capital I, Inc.                            4.66          7/15/2056          5,282
    5,000    Timberstar Trust(b)                                       5.88         10/15/2036          5,091
   10,000    Wachovia Bank Commercial Mortgage Trust                   5.08          3/15/2042         10,655
    1,223    Wachovia Bank Commercial Mortgage Trust                   4.66          4/15/2042          1,230
    9,198    Wachovia Bank Commercial Mortgage Trust                   4.81          4/15/2042          9,755
   10,000    Wachovia Bank Commercial Mortgage Trust                   4.61          5/15/2044         10,099
    9,899    Wachovia Bank Commercial Mortgage Trust                   5.16         10/15/2044         10,301
                                                                                                   ----------
                                                                                                      351,577
                                                                                                   ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   19,693    Wachovia Bank Commercial Mortgage Trust,
               acquired 8/06/2003; cost $996(b),(g)                    1.00          4/15/2035             58
                                                                                                   ----------
             Total Commercial Mortgage Securities (cost: $331,247)                                    351,635
                                                                                                   ----------
             U.S. GOVERNMENT AGENCY ISSUES (8.0%)(j)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (7.5%)
   13,776    Fannie Mae (+)                                            5.00          6/01/2033         14,529
    5,571    Fannie Mae (+)                                            5.50          7/01/2021          6,020
   12,068    Fannie Mae (+)                                            5.50          9/01/2035         13,060
    6,487    Fannie Mae (+)                                            5.50         10/01/2035          6,986
    6,616    Fannie Mae (+)                                            5.50          1/01/2036          7,110
   10,116    Fannie Mae (+)                                            5.50          4/01/2036         10,872
    9,474    Fannie Mae (+)                                            5.50          2/01/2037         10,152
   12,296    Fannie Mae (+)                                            5.50          3/01/2037         13,232
    7,082    Fannie Mae (+)                                            5.50         11/01/2037          7,578
   15,962    Fannie Mae (+)                                            5.50          5/01/2038         17,076
   10,516    Fannie Mae (+)                                            6.00          5/01/2036         11,459
    9,736    Fannie Mae (+)                                            6.00          6/01/2036         10,645
   12,131    Fannie Mae (+)                                            6.00          8/01/2037         13,273
    1,227    Fannie Mae (+)                                            6.50          4/01/2031          1,385
       15    Fannie Mae (+)                                            6.50          7/01/2031             17
    2,142    Fannie Mae (+)                                            6.50          3/01/2032          2,419
       56    Fannie Mae (+)                                            7.00         10/01/2022             64
       38    Fannie Mae (+)                                            7.00          3/01/2023             43
      183    Fannie Mae (+)                                            7.00          4/01/2023            207
    2,838    Freddie Mac (+)                                           5.00          6/01/2020          3,040

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
 $  7,208    Freddie Mac (+)                                           5.00%         1/01/2021     $    7,702
    7,239    Freddie Mac (+)                                           5.50         11/01/2020          7,824
    2,589    Freddie Mac (+)                                           5.50         12/01/2020          2,798
    5,380    Freddie Mac (+)                                           5.50         12/01/2035          5,776
    7,749    Freddie Mac (+)                                           5.50          4/01/2036          8,284
    8,964    Government National Mortgage Assn. I                      5.00          8/15/2033          9,639
      244    Government National Mortgage Assn. I                      6.00          8/15/2028            269
      840    Government National Mortgage Assn. I                      6.00          9/15/2028            927
    5,281    Government National Mortgage Assn. I                      6.00          9/15/2028          5,840
      509    Government National Mortgage Assn. I                      6.00          9/15/2028            561
    1,322    Government National Mortgage Assn. I                      6.00         10/15/2028          1,459
      127    Government National Mortgage Assn. I                      6.00          1/15/2029            140
      550    Government National Mortgage Assn. I                      6.00          1/15/2029            607
      794    Government National Mortgage Assn. I                      6.00          1/15/2029            876
      953    Government National Mortgage Assn. I                      6.00          1/15/2033          1,059
       23    Government National Mortgage Assn. I                      6.50          6/15/2023             26
      349    Government National Mortgage Assn. I                      6.50          7/15/2023            394
       49    Government National Mortgage Assn. I                      6.50          7/15/2023             56
      134    Government National Mortgage Assn. I                      6.50          9/15/2023            152
      368    Government National Mortgage Assn. I                      6.50         10/15/2023            416
      295    Government National Mortgage Assn. I                      6.50         10/15/2023            334
       51    Government National Mortgage Assn. I                      6.50         10/15/2023             58
      756    Government National Mortgage Assn. I                      6.50         12/15/2023            855
      438    Government National Mortgage Assn. I                      6.50         12/15/2023            495
      167    Government National Mortgage Assn. I                      6.50          1/15/2024            190
      316    Government National Mortgage Assn. I                      6.50          2/15/2024            359
      157    Government National Mortgage Assn. I                      6.50          4/15/2026            177
      938    Government National Mortgage Assn. I                      6.50          5/15/2028          1,035
    1,914    Government National Mortgage Assn. I                      6.50         10/15/2031          2,168
       93    Government National Mortgage Assn. I                      7.00          5/15/2023            107
      105    Government National Mortgage Assn. I                      7.00          5/15/2023            121
       90    Government National Mortgage Assn. I                      7.00          5/15/2023            104
      121    Government National Mortgage Assn. I                      7.00          5/15/2023            140
      199    Government National Mortgage Assn. I                      7.00          6/15/2023            228
      189    Government National Mortgage Assn. I                      7.00          6/15/2023            217
       49    Government National Mortgage Assn. I                      7.00          8/15/2023             56
      576    Government National Mortgage Assn. I                      7.00          8/15/2023            662
       95    Government National Mortgage Assn. I                      7.00          8/15/2023            109
      346    Government National Mortgage Assn. I                      7.00          8/15/2023            398
      168    Government National Mortgage Assn. I                      7.00          9/15/2023            193
       79    Government National Mortgage Assn. I                      7.00          1/15/2026             91
       36    Government National Mortgage Assn. I                      7.00          3/15/2026             42
       27    Government National Mortgage Assn. I                      7.00          3/15/2026             32

================================================================================

34  | USAA INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
 $    573    Government National Mortgage Assn. I                      7.00%        10/15/2027     $      662
      567    Government National Mortgage Assn. I                      7.00          6/15/2029            655
      290    Government National Mortgage Assn. I                      7.00          6/15/2029            335
      165    Government National Mortgage Assn. I                      7.00          7/15/2029            191
      456    Government National Mortgage Assn. I                      7.00          8/15/2031            529
      293    Government National Mortgage Assn. I                      7.00          7/15/2032            339
      490    Government National Mortgage Assn. I                      7.50          7/15/2023            568
      384    Government National Mortgage Assn. I                      7.50          6/15/2026            445
      156    Government National Mortgage Assn. I                      7.50          6/15/2026            180
      248    Government National Mortgage Assn. I                      7.50          7/15/2026            287
      236    Government National Mortgage Assn. I                      7.50          5/15/2027            274
      402    Government National Mortgage Assn. I                      7.50          2/15/2028            467
      380    Government National Mortgage Assn. I                      7.50        12/15/2028             441
      338    Government National Mortgage Assn. I                      7.50          8/15/2029            393
    2,286    Government National Mortgage Assn. II                     5.50          4/20/2033          2,476
    2,205    Government National Mortgage Assn. II                     6.00          8/20/2032          2,433
    1,506    Government National Mortgage Assn. II                     6.00          9/20/2032          1,661
      616    Government National Mortgage Assn. II                     6.50          8/20/2031            694
                                                                                                   ----------
                                                                                                      225,173
                                                                                                   ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.5%)
    5,000    Bank of America Corp., FDIC TLGP                          0.68(a)       6/22/2012          5,032
   10,000    Totem Ocean Trailer Express, Inc., Title XI               6.37          4/15/2028         11,814
                                                                                                   ----------
                                                                                                       16,846
                                                                                                   ----------
             Total U.S. Government Agency Issues (cost: $221,680)                                     242,019
                                                                                                   ----------

             U.S. TREASURY SECURITIES (13.0%)

             BONDS (1.5%)
   20,000    4.25%, 11/15/2040                                                                         18,963
   30,000    3.88%, 8/15/2040                                                                          26,620
                                                                                                   ----------
                                                                                                       45,583
                                                                                                   ----------
             INFLATION-INDEXED NOTES (2.7%)
   52,234    2.38%, 1/15/2025                                                                          57,502
   25,006    1.13%, 1/15/2021                                                                          25,174
                                                                                                   ----------
                                                                                                       82,676
                                                                                                   ----------
             NOTES (8.8%)
   25,000    3.38%, 11/15/2019                                                                         25,483
   85,000    3.63%, 2/15/2020                                                                          87,968
   75,000    3.50%, 5/15/2020                                                                          76,506
   25,000    2.63%, 8/15/2020                                                                          23,576
   55,000    2.63%, 11/15/2020                                                                         51,571
                                                                                                   ----------
                                                                                                      265,104
                                                                                                   ----------
             Total U.S. Treasury Securities (cost: $392,349)                                          393,363
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS (4.3%)
             APPROPRIATED DEBT (0.2%)
 $  5,000    Kannapolis Ltd.                                           7.28%         3/01/2027     $    4,985
    1,965    New Jersey EDA                                            5.18         11/01/2015          2,028
                                                                                                   ----------
                                                                                                        7,013
                                                                                                   ----------
             CASINOS & GAMING (0.1%)
    5,000    Mashantucket (Western) Pequot Tribe,
               acquired 07/29/2005; cost $5,000(b),(g),(h)             5.91          9/01/2021          2,291
                                                                                                   ----------
             EDUCATION (0.4%)
    2,000    Austin Texas Community College District Public Auth.      6.91          8/01/2035          2,087
   10,000    New Jersey EDA                                            1.30(a)       6/15/2013          9,976
                                                                                                   ----------
             Total Education                                                                           12,063
                                                                                                   ----------
             ELECTRIC UTILITIES (0.4%)
    5,000    Air Quality Dev. Auth.                                    4.75          8/01/2029          5,202
    2,000    Farmington Pollution Control                              2.88(a)       9/01/2024          1,985
    5,000    Maricopa County                                           5.50          5/01/2029          5,156
                                                                                                   ----------
             Total Electric Utilities                                                                  12,343
                                                                                                   ----------
             ELECTRIC/GAS UTILITIES (0.6%)
   10,000    Long Island Power Authority                               5.25          5/01/2022          9,849
    2,795    North Carolina Eastern Municipal Power Agency             5.55          1/01/2013          2,957
    5,000    Piedmont Municipal Power Agency                           4.34          1/01/2017          4,897
                                                                                                   ----------
                                                                                                       17,703
                                                                                                   ----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.5%)
   10,000    California Pollution Control Financing Auth.              1.00(a)       8/01/2023         10,000
   10,000    California Statewide Communities Dev. Auth.               1.88          4/01/2011          9,990
    5,000    Indiana State Finance Auth.                               2.50(a)       5/01/2034          5,000
    1,380    Maricopa County IDA                                       2.65         12/01/2031          1,382
    8,500    Mission EDC                                               3.75         12/01/2018          8,305
    9,770    New Jersey EDA                                            2.20         11/01/2013          9,523
                                                                                                   ----------
             Total Environmental & Facilities Services                                                 44,200
                                                                                                   ----------
             ESCROWED BONDS (0.0%)
    1,000    New Jersey Turnpike Auth. (INS)(PRE)                      4.25          1/01/2016          1,064
                                                                                                   ----------
             GENERAL OBLIGATION (0.1%)
    2,200    Marin County (INS)                                        4.89          8/01/2016          2,340
                                                                                                   ----------
             TOLL ROADS (0.7%)
   19,000    New Jersey Turnpike Auth. (INS)                           4.25          1/01/2016         19,936
                                                                                                   ----------
             WATER/SEWER UTILITY (0.3%)
   10,825    New York Municipal Water Finance Auth.                    5.25          6/15/2040         10,864
                                                                                                   ----------
             Total Municipal Bonds (cost: $130,974)                                                   129,817
                                                                                                   ----------

================================================================================

36  | USAA INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (6.1%)

             COMMON STOCKS (2.1%)

             CONSUMER STAPLES (0.6%)
             -----------------------
             FOOD DISTRIBUTORS (0.1%)
  100,000    Sysco Corp.                                                                           $    2,914
                                                                                                   ----------
             HOUSEHOLD PRODUCTS (0.2%)
   95,000    Kimberly-Clark Corp.                                                                       6,149
                                                                                                   ----------
             PACKAGED FOODS & MEAT (0.3%)
  140,000    ConAgra Foods, Inc.                                                                        3,126
  135,000    General Mills, Inc.                                                                        4,696
                                                                                                   ----------
                                                                                                        7,822
                                                                                                   ----------
             Total Consumer Staples                                                                    16,885
                                                                                                   ----------
             ENERGY (0.2%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
   67,000    Chevron Corp.                                                                              6,360
                                                                                                   ----------
             HEALTH CARE (0.5%)
             ------------------
             PHARMACEUTICALS (0.5%)
  185,000    Bristol-Myers Squibb Co.                                                                   4,658
   85,000    Johnson & Johnson                                                                          5,080
  140,000    Merck & Co., Inc.                                                                          4,644
                                                                                                   ----------
             Total Health Care                                                                         14,382
                                                                                                   ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  200,000    AT&T, Inc.                                                                                 5,504
                                                                                                   ----------
             UTILITIES (0.6%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
   75,000    Exelon Corp.                                                                               3,188
  270,000    Pepco Holdings, Inc.                                                                       5,014
  138,000    Southern Co.                                                                               5,192
                                                                                                   ----------
                                                                                                       13,394
                                                                                                   ----------
             MULTI-UTILITIES (0.2%)
  100,000    Consolidated Edison, Inc.                                                                  4,991
                                                                                                   ----------
             Total Utilities                                                                           18,385
                                                                                                   ----------
             Total Common Stocks (cost: $60,688)                                                       61,516
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                                                  VALUE
$(000)/SHARES  SECURITY                                                                                 (000)
-------------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (4.0%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
   70,000      Dairy Farmers of America, Inc., 7.88%, cumulative
                 redeemable, perpetual(b)                                                          $    6,278
                                                                                                   ----------
               FINANCIALS (3.8%)
               -----------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   80,000      Citigroup Capital XIII, 7.88%, cumulative redeemable, perpetual                          2,146
                                                                                                   ----------
               REINSURANCE (0.2%)
   $5,000      Swiss Re Capital I LP, 6.85%, perpetual(b)                                               4,916
                                                                                                   ----------
               REITs - INDUSTRIAL (0.7%)
  120,000      AMB Property Corp., Series C, 7.00%, cumulative
                 redeemable, perpetual                                                                  2,994
   18,000      AMB Property Corp., Series P, 6.85%, cumulative
                 redeemable, perpetual                                                                    444
  344,500      Prologis Trust, Inc., Series C, 8.54%, cumulative
                 redeemable, perpetual                                                                 18,506
                                                                                                   ----------
                                                                                                       21,944
                                                                                                   ----------
               REITs - OFFICE (0.7%)
   51,050      Duke Realty Corp. depositary shares, Series N, 7.25%,
                 cumulative redeemable, perpetual                                                       1,270
  614,000      Duke Realty Corp., Series M, 6.95%,
                 cumulative redeemable, perpetual                                                      15,104
  200,000      HRPT Properties Trust, Series C, 7.13%,
                 cumulative redeemable, perpetual                                                       4,958
                                                                                                   ----------
                                                                                                       21,332
                                                                                                   ----------
               REITs - RESIDENTIAL (0.8%)
  203,000      BRE Properties, Inc., Series C, 6.75%,
                 cumulative redeemable, perpetual                                                       4,986
  142,500      Equity Residential Properties Trust, depositary shares,
                 Series K, 8.29%, cumulative redeemable, perpetual                                      7,433
  250,000      Post Properties, Inc., Series A, 8.50%, cumulative
                 redeemable, perpetual                                                                 13,414
                                                                                                   ----------
                                                                                                       25,833
                                                                                                   ----------
               REITs - RETAIL (1.0%)
  200,000      Developers Diversified Realty Corp., Series I, 7.50%,
                 cumulative redeemable, perpetual                                                       4,713
  415,000      Kimco Realty Corp., depositary shares, Series F, 6.65%,
                 cumulative redeemable, perpetual                                                      10,245

================================================================================

38  | USAA INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
 $400,000    Realty Income Corp., Class D, 7.38%,
               cumulative redeemable, perpetual                                                    $   10,125
  201,500    Weingarten Realty Investors, depositary shares,
               Series D, 6.75%, cumulative redeemable, perpetual                                        5,002
                                                                                                   ----------
                                                                                                       30,085
                                                                                                   ----------
             REITs - SPECIALIZED (0.3%)
  350,000    Public Storage, Inc., Series Z, 6.25%, cumulative
               redeemable, perpetual                                                                    8,531
                                                                                                   ----------
             Total Financials                                                                         114,787
                                                                                                   ----------
             U.S. GOVERNMENT (0.0%)
             ----------------------
   80,000    Fannie Mae, 8.25%, perpetual*                                                                132
                                                                                                   ----------
             Total Preferred Securities (cost: $118,960)                                              121,197
                                                                                                   ----------
             Total Equity Securities (cost: $179,648)                                                 182,713
                                                                                                   ----------

             MONEY MARKET INSTRUMENTS (3.2%)

             COMMERCIAL PAPER (1.2%)

             MATERIALS (0.7%)
             ----------------
             PAPER PACKAGING (0.7%)
   21,721    Sonoco Products Co.                                       0.31%         2/01/2011         21,721
                                                                                                   ----------
             UTILITIES (0.5%)
             ----------------
             GAS UTILITIES (0.5%)
   15,000    AGL Capital Corp.(b),(k)                                  0.34          2/02/2011         15,000
                                                                                                   ----------
             Total Commercial Paper                                                                    36,721
                                                                                                   ----------

             VARIABLE-RATE DEMAND NOTES (2.0%)

             CONSUMER STAPLES (0.2%)
             -----------------------
             PACKAGED FOODS & MEAT (0.2%)
    5,155    South Carolina Jobs EDA (LOC - Regions Bank)              2.80          2/01/2016          5,155
                                                                                                   ----------
             FINANCIALS (0.3%)
             -----------------
             REAL ESTATE OPERATING COMPANIES (0.3%)
    8,670    Wake County Housing Auth. (LOC - SunTrust Bank)           0.96         12/01/2033          8,670
                                                                                                   ----------
             MATERIALS (0.5%)
             ----------------
             INDUSTRIAL GASES (0.5%)
   10,000    Louisiana Public Facilities Auth.                         1.60         12/01/2043         10,000
    5,000    Public Facilities Auth.                                   1.25          8/01/2050          5,000
                                                                                                   ----------
             Total Materials                                                                           15,000
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)        SECURITY                                                  RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS (0.4%)
             ----------------------
             HOSPITAL (0.3%)
 $ 10,000    Pinellas County Health Facilities Auth.
               (LOC - SunTrust Bank)                                   0.75%         7/01/2034     $   10,000
                                                                                                   ----------
             MULTIFAMILY HOUSING (0.1%)
    1,965    Housing Finance Commission
               (LOC - HSH Nordbank A.G.)                               1.23          3/01/2036          1,965
                                                                                                   ----------
             Total Municipal Bonds                                                                     11,965
                                                                                                   ----------
             UTILITIES (0.6%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
    6,000    Gulf Coast IDA                                            1.25          5/01/2039          6,000
                                                                                                   ----------
             MULTI-UTILITIES (0.3%)
    8,000    Sempra Energy(b)                                          0.60         11/01/2014          8,000
                                                                                                   ----------
             WATER UTILITIES (0.1%)
    4,500    Collier County IDA (LOC - SunTrust Bank)                  0.96         10/01/2035          4,500
                                                                                                   ----------
             Total Utilities                                                                           18,500
                                                                                                   ----------
             Total Variable-Rate Demand Notes                                                          59,290
                                                                                                   ----------
             Total Money Market Instruments (cost: $96,011)                                            96,011
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $2,847,367)                                                  $3,007,852
                                                                                                   ==========

================================================================================

40  | USAA INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)             (LEVEL 2)          (LEVEL 3)
                                       QUOTED PRICES     OTHER SIGNIFICANT        SIGNIFICANT
                                   IN ACTIVE MARKETS            OBSERVABLE       UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS                INPUTS             INPUTS           TOTAL
-------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                    $       -            $1,011,301                 $-      $1,011,301
  Eurodollar and Yankee Obligations                -               461,016                  -         461,016
  Asset-Backed Securities                          -               139,977                  -         139,977
  Commercial Mortgage Securities                   -               351,635                  -         351,635
  U.S. Government Agency Issues                    -               242,019                  -         242,019
  U.S. Treasury Securities                   393,363                     -                  -         393,363
  Municipal Bonds                                  -               129,817                  -         129,817

Equity Securities:
  Common Stocks                               61,516                     -                  -          61,516
  Preferred Securities                        20,062               101,135                  -         121,197

Money Market Instruments:
  Commercial Paper                                -                 36,721                  -          36,721
  Variable-Rate Demand Notes                      -                 59,290                  -          59,290
-------------------------------------------------------------------------------------------------------------
Total                                      $474,941             $2,532,911                 $-      $3,007,852
-------------------------------------------------------------------------------------------------------------

For the six-month period ended January 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.4% of net assets at January 31, 2011.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

42  | USAA INCOME FUND

================================================================================

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA         Economic Development Authority

    EDC         Economic Development Corp.

    FDIC TLGP   The FDIC Temporary Liquidity Guarantee Program provides a
                guarantee of payment of principal and interest on certain newly issued senior unsecured debt

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

                through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

    IDA         Industrial Development Authority/Agency

    PRE         Prerefunded to a date prior to maturity

    REIT        Real estate investment trust

    Title XI The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following governments: Belgium, Denmark, France, Luxembourg, and United Kingdom.

================================================================================

44  | USAA INCOME FUND

================================================================================

o   SPECIFIC NOTES

    (a) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2011.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (c) At January 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (d) At January 31, 2011, the aggregate market value of securities purchased on a when-issued basis was $10,003,000.

    (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (f) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2011. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2011, was $3,862,000, which represented 0.1% of the Fund's net assets.

    (h) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

    (i) Security was fair valued at January 31, 2011, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (j) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

    (k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

     *  Non-income-producing security.

    See accompanying notes to financial statements.

================================================================================

46  | USAA INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,847,367)               $3,007,852
  Cash                                                                              24,865
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                                 548
      Nonaffiliated transactions                                                     3,146
    USAA Investment Management Company (Note 7C)                                        11
    Dividends and interest                                                          27,380
                                                                                ----------
      Total assets                                                               3,063,802
                                                                                ----------
LIABILITIES
  Payables:
    Securities purchased                                                            44,864
    Capital shares redeemed                                                          2,702
  Accrued management fees                                                              726
  Accrued transfer agent's fees                                                        142
  Other accrued expenses and payables                                                  132
                                                                                ----------
      Total liabilities                                                             48,566
                                                                                ----------
        Net assets applicable to capital shares outstanding                     $3,015,236
                                                                                ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $2,898,063
  Accumulated undistributed net investment income                                    3,321
  Accumulated net realized loss on investments                                     (46,633)
  Net unrealized appreciation of investments                                       160,485
                                                                                ----------
        Net assets applicable to capital shares outstanding                     $3,015,236
                                                                                ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $2,754,894/215,867 shares outstanding)           $    12.76
                                                                                ==========
    Institutional Shares (net assets of $255,401/20,018 shares outstanding)     $    12.76
                                                                                ==========
    Adviser Shares (net assets of $4,941/387 shares outstanding)                $    12.75
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  47

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                                     $ 5,103
  Interest                                                                       67,311
  Securities lending (net)                                                            8
                                                                                -------
      Total income                                                               72,422
                                                                                -------
EXPENSES
  Management fees                                                                 4,238
  Administration and servicing fees:
    Fund Shares                                                                   2,060
    Institutional Shares                                                             55
    Adviser Shares                                                                    4
  Transfer agent's fees:
    Fund Shares                                                                   2,019
    Institutional Shares                                                             55
  Distribution and service fees (Note 7E):
    Adviser Shares                                                                    6
  Custody and accounting fees:
    Fund Shares                                                                     160
    Institutional Shares                                                             12
  Postage:
    Fund Shares                                                                      81
  Shareholder reporting fees:
    Fund Shares                                                                      38
  Trustees' fees                                                                      6
  Registration fees:
    Fund Shares                                                                      36
    Adviser Shares                                                                   13
  Professional fees                                                                  84
  Other                                                                              23
                                                                                -------
      Total expenses                                                              8,890
  Expenses reimbursed:
    Adviser Shares                                                                  (11)
                                                                                -------
      Net expenses                                                                8,879
                                                                                -------
NET INVESTMENT INCOME                                                            63,543
                                                                                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain                                                               7,736
  Change in net unrealized appreciation/depreciation                            (15,697)
                                                                                -------
      Net realized and unrealized loss                                           (7,961)
                                                                                -------
  Increase in net assets resulting from operations                              $55,582
                                                                                =======

See accompanying notes to financial statements.

================================================================================

48  | USAA INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited), and year ended
July 31, 2010

--------------------------------------------------------------------------------

                                                                                 1/31/2011          7/31/2010
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                         $   63,543         $  121,848
  Net realized gain (loss) on investments                                            7,736             (2,778)
  Change in net unrealized appreciation/depreciation of investments                (15,697)           184,727
                                                                                -----------------------------
    Increase in net assets resulting from operations                                55,582            303,797
                                                                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                                    (57,172)          (114,600)
    Institutional Shares                                                            (4,895)            (6,810)
    Adviser Shares*                                                                   (100)                 -
                                                                                -----------------------------
      Distributions to shareholders                                                (62,167)          (121,410)
                                                                                -----------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                                      132,073            373,498
  Institutional Shares                                                              65,708            122,502
  Adviser Shares*                                                                    5,000                  -
                                                                                -----------------------------
    Total net increase in net assets from capital share transactions               202,781            496,000
                                                                                -----------------------------
  Net increase in net assets                                                       196,196            678,387

NET ASSETS
  Beginning of period                                                            2,819,040          2,140,653
                                                                                -----------------------------
  End of period                                                                 $3,015,236         $2,819,040
                                                                                =============================
Accumulated undistributed net investment income:
  End of period                                                                 $    3,321         $    1,945
                                                                                =============================

* Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  49

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is maximum current income without undue risk to principal.

The Fund has three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment

================================================================================

50  | USAA INCOME FUND

================================================================================

advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

52  | USAA INCOME FUND

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $10,000,000; all of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

54  | USAA INCOME FUND

================================================================================

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2011, the Fund paid CAPCO facility fees of $5,000, which represents 6.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2011, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2010, the Fund had

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   55

================================================================================

capital loss carryovers of $54,369,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2011 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

      CAPITAL LOSS CARRYOVERS
------------------------------------
 EXPIRES                    BALANCE
---------                -----------
  2011                   $38,340,000
  2017                    11,863,000
  2018                     4,166,000
                         -----------
                Total    $54,369,000
                         ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2011, were $415,474,000 and $199,097,000, respectively.

As of January 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

56  | USAA INCOME FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31, 2011, were $188,426,000 and $27,941,000, respectively, resulting in net unrealized appreciation of $160,485,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, ClearLend Securities (ClearLend), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and ClearLend retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. ClearLend receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2011, the Fund received securities-lending income of $8,000, which is net of the 20% income retained by ClearLend. As of January 31, 2011, the Fund had no securities out on loan.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                       SIX-MONTH
                                      PERIOD ENDED                                 YEAR ENDED
                                        1/31/2011                                   7/31/2010
------------------------------------------------------------------------------------------------
                                   SHARES            AMOUNT            SHARES            AMOUNT
                                  --------------------------------------------------------------
FUND SHARES:
Shares sold                        29,299          $ 377,561           62,807          $ 781,393
Shares issued from reinvested
   dividends                        4,049             52,053            8,316            103,470
Shares redeemed                   (23,110)          (297,541)         (40,957)          (511,365)
                                  --------------------------------------------------------------
Net increase from capital
   share transactions              10,238          $ 132,073           30,166          $ 373,498
                                  ==============================================================
INSTITUTIONAL SHARES:
Shares sold                         4,884          $  62,973           12,093          $ 150,298
Shares issued from reinvested
   dividends                          381              4,895              546              6,811
Shares redeemed                      (168)            (2,160)          (2,750)           (34,607)
                                  --------------------------------------------------------------
Net increase from capital
   share transactions               5,097          $  65,708            9,889          $ 122,502
                                  ==============================================================
ADVISER SHARES (INITIATED ON
   AUGUST 1, 2010):
Shares sold                           387          $   5,000                -          $       -
Shares issued from
   reinvested dividends                 -                  -                -                  -
Shares redeemed                         -                  -                -                  -
                                  --------------------------------------------------------------
Net increase from capital
   share transactions                 387          $   5,000                -          $       -
                                  ==============================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

================================================================================

58  | USAA INCOME FUND

================================================================================

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper A Rated Bond Funds Index over the performance period. The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Corporate Debt Funds A Rated category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, for the Institutional Shares and August 1, 2010, for the Adviser Shares. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                   +/- 0.04%
+/- 0.51% to 1.00%                   +/- 0.05%
+/- 1.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

    For the six-month period ended January 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $4,238,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $650,000, $22,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.05%, 0.02%, and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15%, 0.05%, and 0.15% of average net assets of the Fund Shares, Institutional Shares, and Adviser Shares, respectively. For the six-month period ended January 31, 2011, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,060,000, $55,000, and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2011, the Fund reimbursed the Manager $48,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2011, to limit the annual expenses of the Adviser Shares to .90% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date.

================================================================================

60  | USAA INCOME FUND

================================================================================

    The Manager had agreed, through December 1, 2010, to limit the annual expenses of the Institutional Shares to 0.40% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares for all expenses in excess of that amount. Effective December 1, 2010, the Manager terminated this agreement. For the six-month period ended January 31, 2011, the Adviser Shares incurred reimbursable expenses of $11,000, which was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for all the Fund Shares, Institutional Shares, and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2011, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,019,000 and $55,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2011, the Fund recorded a receivable for capital shares sold of $548,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of January 31, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                   OWNERSHIP %
------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                    1.8%
USAA Target Retirement 2020 Fund                                      2.4
USAA Target Retirement 2030 Fund                                      3.0
USAA Target Retirement 2040 Fund                                      1.3

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2011, USAA and its affiliates owned 387,000 shares, which represent 100% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

62  | USAA INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                            YEAR ENDED JULY 31,
                               --------------------------------------------------------------------------------------
                                     2011          2010             2009           2008          2007            2006
                               --------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $    12.78    $    11.86       $    11.81     $    11.92    $    11.92      $    12.32
                               --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income               .28           .59              .64            .63           .60             .59
  Net realized and
    unrealized gain (loss)           (.03)          .92              .05           (.11)         (.00)(a)        (.41)
                               --------------------------------------------------------------------------------------
Total from investment
  operations                          .25          1.51              .69            .52           .60             .18
                               --------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (.27)         (.59)            (.64)          (.63)         (.60)           (.58)
                               --------------------------------------------------------------------------------------
  Net asset value at
    end of period              $    12.76    $    12.78       $    11.86     $    11.81    $    11.92      $    11.92
                               ======================================================================================

Total return (%)*                    1.96         13.00(d)          6.38           4.37          5.09(b)         1.50
Net assets at
  end of period (000)          $2,754,894    $2,628,381       $2,080,994     $1,982,924    $1,846,658      $1,751,433
Ratios to average
  net assets:**
  Expenses (%)(c)                     .61(e)        .63(d)           .65            .63           .62(b)          .59
  Net investment income (%)          4.26(e)       4.80             5.76           5.19          4.98            4.81
Portfolio turnover (%)                  7            12               17             16            28              36

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for the periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were
    $2,725,529,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) For the year ended July 31, 2010, SAS reimbursed the Fund Shares $419,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                               SIX-MONTH
                                              PERIOD ENDED            YEAR ENDED      PERIOD ENDED
                                               JANUARY 31,             JULY 31,         JULY 31,
                                                  2011                   2010           2009***
                                              ----------------------------------------------------
Net asset value at beginning of period        $  12.78               $  11.86           $ 11.83
                                              -------------------------------------------------
Income (loss) from investment operations:
  Net investment income                            .30                    .62               .67(a)
  Net realized and unrealized gain (loss)         (.03)                   .92               .04(a)
                                              -------------------------------------------------
Total from investment operations                   .27                   1.54               .71(a)
                                              -------------------------------------------------
Less distributions from:
  Net investment income                           (.29)                  (.62)             (.68)
                                              -------------------------------------------------
Net asset value at end of period              $  12.76               $  12.78           $ 11.86
                                              =================================================
Total return (%)*                                 2.08                  13.27              6.52
Net assets at end of period (000)             $255,401               $190,659           $59,659
Ratios to average net assets:**
  Expenses (%)(c)                                  .38(b)                 .38               .38(b)
  Net investment income (%)                       4.49(b)                4.92              5.99(b)
Portfolio turnover (%)                               7                     12                17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were
    $218,742,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

64  | USAA INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                    PERIOD ENDED
                                                                     JANUARY 31,
                                                                       2011***
                                                                    ------------
Net asset value at beginning of period                                $12.77
                                                                      ------
Income from investment operations:
  Net investment income                                                  .26(c)
  Net realized and unrealized loss                                      (.02)(c)
                                                                      ------
Total from investment operations                                         .24(c)
                                                                      ------
Less distributions from:
  Net investment income                                                 (.26)
                                                                      ------
Net asset value at end of period                                      $12.75
                                                                      ======
Total return (%)*                                                       1.87
Net assets at end of period (000)                                     $4,941
Ratios to average net assets:**
  Expenses (%)(a),(b)                                                    .90
  Expenses, excluding reimbursements (%)(a),(b)                         1.40
  Net investment income (%)(b)                                          4.00
Portfolio turnover (%)                                                     7

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended January 31, 2011, average net assets were $4,487,000. *** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Calculated using average shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

EXPENSE EXAMPLE

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2010, through January 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

================================================================================

66  | USAA INCOME FUND

================================================================================

for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                          EXPENSES PAID
                                           BEGINNING                ENDING                DURING PERIOD**
                                         ACCOUNT VALUE           ACCOUNT VALUE           AUGUST 1, 2010*-
                                         AUGUST 1, 2010*        JANUARY 31, 2011         JANUARY 31, 2011
                                        ------------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00               $1,019.60                   $3.11

Hypothetical
  (5% return before expenses)               1,000.00                1,022.13                    3.11

INSTITUTIONAL SHARES
Actual                                      1,000.00                1,020.80                    1.94

Hypothetical
  (5% return before expenses)               1,000.00                1,023.29                    1.94

ADVISERS SHARES*
Actual                                      1,000.00                1,018.70                    4.53

Hypothetical
  (5% return before expenses)               1,000.00                1,020.44                    4.53

* For Adviser Shares the beginning of the period was the initiation date of August 1, 2010.
** Expenses are equal to the annualized expense ratio of 0.61% for Fund Shares, 0.38% for Institutional Shares, and 0.90% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares and Institutional Shares (to reflect the one-half-year period) or 182/365 for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of 1.96% for Fund Shares, 2.08% for Institutional Shares, and 1.87% for Adviser Shares for the six-month period of August 1, 2010, through January 31, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  67

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23424-0311                                (C)2011, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2011

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    March 25, 2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    March 28, 2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    March 28, 2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.